UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08917
      ---------------------------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            466 Lexington Avenue, New York, New York    10017-3140
    -------------------------------------------------------------------------
            (Address of Principal Executive Offices)    (Zip Code)

                               J. Kevin Gao, Esq.
               Credit Suisse Institutional Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



CREDIT SUISSE [LOGO]

CREDIT SUISSE
INSTITUTIONAL FUNDS
Annual Report

December 31, 2005

      o CREDIT SUISSE INSTITUTIONAL
        FIXED INCOME FUND

      o CREDIT SUISSE
        GLOBAL HIGH YIELD FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

PERFORMANCE SUMMARY
1/01/05 - 12/31/05

FUND & BENCHMARKS                                                PERFORMANCE
Credit Suisse Institutional Fixed Income Fund 1                  1.82%
Lehman Brothers U.S. Aggregate Bond Index 2                      2.43%

MARKET OVERVIEW: RESILIENT ECONOMY RIDES THROUGH THE STORMS

      In a year of modest gains for most major indices, fixed income markets did relatively well. Although economic growth was robust throughout the year, bond markets seemed ever sensitive to the threat of an impending soft patch which, in fact, never materialized. The inflationary impact of higher energy prices was a near-constant cloud over the economy, sapping discretionary income and posing a threat to continued consumer spending. A series of summer storms in the refinery-heavy Gulf Coast only exacerbated oil price pressures while causing a short-term spike in unemployment claims. Then, in the storms' aftermath, when the specter of higher oil prices faded due to warmer-than-expected winter weather, the likelihood of a housing collapse edged to the center of the national radar screen.

      But despite the periodic threat of a slowdown, economic growth remained resilient and the Fed resolute in its measured pace of policy tightening, lifting the fed funds rate 200 basis points over the course of the year, to 4.25%. The yield curve flattened and then, at year-end, inverted (the spread between 2 year and 10 year Treasuries narrowed from 115 to -1 basis points) as a global savings glut kept a lid on longer yields while the short end rose.

STRATEGIC REVIEW: EXPLOITING A BROAD OPPORTUNITY SET

      Several factors accounted for the Fund's underperformance of the benchmark during the fiscal year:

      o As rates climbed throughout the year we brought our positioning on the yield curve more into line with the benchmark.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      o We shifted from an overweight to a neutral weighting in credit due to the spread widening ignited by the GM downgrade.

      o We gradually added to Treasuries, making a defensive rotation into higher quality credits.

      o Our position on the dollar detracted over the course of the year, primarily due to increased volatility in the currency markets.

      o Our allocation to Treasury Inflation Protected Securities (TIPS) weighed on performance as inflation expectations remained tame in spite of the rise in oil prices.

OUTLOOK: WAITING ON THE FED AND THE CORPORATE CREDIT CYCLE

      It is our view that the Fed will continue its gradualist approach to monetary tightening into 2006, with a tentative plateau for the fed funds rate of 4.75%. At that point, we believe, Fed rate decisions will become more flexible and data-dependent. When this occurs, but not before, we will consider lengthening duration relative to the benchmark and adjusting the portfolio to exploit any potential steepening in the yield curve.

      Regarding the overall portfolio, we continue to reduce our allocation to investment grade corporate credit. For although we feel the economy should grow at a satisfactory rate, the temptation for corporate management to do something to increase the stock price (e.g., share buybacks, dividend increases, leveraged buy outs), could be detrimental to select corporate bonds. In this environment, however, high yield could present tactical opportunities for investment. As we move away from corporate credit generally, we look instead to the securitized arena, where we see opportunities in high quality commercial mortgage backed securities (which offers nearly the same yield as A-rated corporate bonds yet also provides safe haven from leveraged buy-out risk) and select asset backed securities.

Credit Suisse Fixed Income Management Team

Kevin D. Barry
Michael Gray
Sheila Huang
Richard Avidon
Philip Wubbena

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT
       SUISSE INSTITUTIONAL FIXED INCOME FUND 1,3 AND THE LEHMAN BROTHERS
                   U.S. AGGREGATE BOND INDEX 2 FOR TEN YEARS.

                              [LINE GRAPH OMITTED]

                              Credit Suisse            Lehman Brothers
                              Institutional            U.S. Aggregate
                           Fixed Income Fund 1          Bond Index 2
                           -------------------         ---------------
         12/95                   3000000                   3000000
                                 3031090                   3019800
                                 2988340                   2967260
                                 2965620                   2946480
                                 2955790                   2929980
                                 2955790                   2924120
                                 2989690                   2963310
                                 3003660                   2971310
                                 3005650                   2966260
                                 3058750                   3017870
                                 3123750                   3084870
                                 3178580                   3137620
         12/96                   3162730                   3108440
                                 3179410                   3118070
                                 3202340                   3125870
                                 3170410                   3091170
                                 3204200                   3137540
                                 3240110                   3167350
                                 3283560                   3205040
                                 3369240                   3291570
                                 3352100                   3263600
                                 3399290                   3311900
                                 3418860                   3359920
                                 3436260                   3375380
         12/97                   3468310                   3409470
                                 3515460                   3453110
                                 3524430                   3450350
                                 3547080                   3462080
                                 3560700                   3480080
                                 3583390                   3513140
                                 3605610                   3543000
                                 3621690                   3550440
                                 3612500                   3608310
                                 3665890                   3692750
                                 3651920                   3673180
                                 3707810                   3694110
         12/98                   3724370                   3705200
                                 3753150                   3731500
                                 3700390                   3666200
                                 3738110                   3686370
                                 3776900                   3698160
                                 3735690                   3665620
                                 3722700                   3653890
                                 3707920                   3638540
                                 3698060                   3636720
                                 3736480                   3678910
                                 3754010                   3692520
                                 3774040                   3692150
         12/99                   3765770                   3674430
                                 3755530                   3662300
                                 3804170                   3706620
                                 3837040                   3755550
                                 3785190                   3744650
                                 3774820                   3742780
                                 3864710                   3820630
                                 3891030                   3855400
                                 3935790                   3911300
                                 3959800                   3935940
                                 3962470                   3961920
                                 3994510                   4026900
         12/00                   4091830                   4101800
                                 4230390                   4168660
                                 4246700                   4204920
                                 4258710                   4225950
                                 4258710                   4208200
                                 4305660                   4233620
                                 4310350                   4249700
                                 4394870                   4344900
                                 4448390                   4394860
                                 4431130                   4445840
                                 4496750                   4538760
                                 4453950                   4476130
         12/01                   4419870                   4447480
                                 4437740                   4483510
                                 4443690                   4527000
                                 4396580                   4451850
                                 4441810                   4538210
                                 4453870                   4576790
                                 4337020                   4616610
                                 4236090                   4672470
                                 4318670                   4751430
                                 4335820                   4828400
                                 4332710                   4806190
                                 4394880                   4804750
         12/02                   4497900                   4904210
                                 4526570                   4908620
                                 4596650                   4976360
                                 4611500                   4972380
                                 4672430                   5013650
                                 4755810                   5106910
                                 4752070                   5096760
                                 4596050                   4925410
                                 4638310                   4957920
                                 4763910                   5089150
                                 4727620                   5041720
                                 4750710                   5053780
         12/03                   4802040                   5105210
                                 4842140                   5146290
                                 4892260                   5201970
                                 4929280                   5240960
                                 4801430                   5104580
                                 4774510                   5084150
                                 4817450                   5112880
                                 4864980                   5163560
                                 4956640                   5262070
                                 4980180                   5276330
                                 5031590                   5320570
                                 5011030                   5278130
         12/04                   5068490                   5326710
                                 5099750                   5360130
                                 5082380                   5328520
                                 5039610                   5301130
                                 5099310                   5372870
                                 5148480                   5430990
                                 5170950                   5460610
                                 5138990                   5410940
                                 5199360                   5480300
                                 5149370                   5423800
                                 5106280                   5380900
                                 5124230                   5404710
         12/05                   5160550                   5456060

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

               AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1,3
               --------------------------------------------------

                                                               SINCE
               1 YEAR            5 YEARS         10 YEARS    INCEPTION
               ------            -------         --------    ---------
               1.82%              4.75%           5.57%        6.08%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, the Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch Investors' Service. Investors cannot invest directly in an index.

3     Inception date 3/31/94.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Beginning Account Value 7/01/05                                       $1,000.00
Ending Account Value 12/31/05                                         $  998.00
Expenses Paid per $1,000*                                             $    2.27

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/01/05                                       $1,000.00
Ending Account Value 12/31/05                                         $1,022.94
Expenses Paid per $1,000*                                             $    2.29

ANNUALIZED EXPENSE RATIOS*                                                 0.45%

__________________

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
--------------------------------------------------------
  AAA                                    68.1%
  AA                                      3.1%
  A                                       9.2%
  BBB                                     8.7%
  BB                                      2.3%
  B                                       0.5%
  CCC                                     0.4%
                                        -----
    Subtotal                             92.3%
  Short-Term Investments                  7.7%
                                        -----
    Total                               100.0%
                                        =====

_______________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

PERFORMANCE SUMMARY
1/01/05 - 12/31/05

FUND & BENCHMARKS                                               PERFORMANCE
Credit Suisse Global High Yield Fund* 1                         2.58%
Citigroup High-Yield Market Index 2                             2.07%
Merrill Lynch Global High Yield Index 3                         1.47%
Lipper High Yield Bond Funds Index 4                            3.00%

* EFFECTIVE FEBRUARY 21, 2005, THIS FUND CHANGED ITS CURRENT 80% INVESTMENT POLICY TO A POLICY OF INVESTING AT LEAST 80% OF ITS ASSETS, PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES, IN HIGH YIELD FIXED INCOME SECURITIES OF ISSUERS LOCATED IN AT LEAST THREE COUNTRIES, WHICH MAY INCLUDE THE US. AT THE SAME TIME, THE FUND CHANGED ITS NAME TO "CREDIT SUISSE GLOBAL HIGH YIELD FUND."

MARKET OVERVIEW: RESILIENT ECONOMY RIDES THROUGH THE STORMS

      In a year of modest gains for most major markets, the high yield sector performed relatively well. Although economic growth was robust throughout the year, credit markets seemed ever vulnerable to the threat of an impending soft patch, which, in fact, never materialized. The inflationary impact of higher energy prices was a near-constant cloud over the economy, sapping discretionary income and posing a threat to continued consumer spending. A series of summer storms in the refinery-heavy Gulf Coast only exacerbated oil price pressures while causing a short-term spike in unemployment claims. Then, in the storms' aftermath, when the specter of higher oil prices faded due to warmer-than-expected winter weather, the likelihood of a housing collapse edged to the center of the national radar screen.

      But despite the periodic threat of a slowdown, corporate profit growth remained resilient and the Fed resolute in its measured pace of policy tightening, lifting the fed funds rate 200 basis points over the course of the year, to 4.25%. The yield curve flattened and then, at year-end, inverted (the spread between 2 year and 10 year Treasuries narrowed from 115 to -1 basis points) as a global savings glut kept a lid on longer yields while the short end rose.

      In the Fund's fiscal year, the high yield market (as measured by the Lipper High Yield Bond Fund Index), outperformed the broad fixed income market

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

(as measured by the Lehman Brothers Aggregate Bond Index, which returned 2.43%), although the magnitude of outperformance narrowed significantly from that of the last several years and might be considered small given the strong fundamental backdrop.

      In our view, this was due to the natural progress of the credit and business cycles. High Yield defaults (as measured by Moody's Investor Services) remained below 2% through the entire fiscal year period, well below historical averages. However, after intense focus on balance sheet repair prompted by strong earnings growth and low interest rates in the last few years, there is simply less "room for improvement" in credit fundamentals. In addition, corporations are increasingly turning to other means to address their lackluster share prices (through share repurchases, dividend increases and other measures) in an effort to boost shareholder value.

      From a technical perspective, the environment was mixed. High yield mutual funds reported a record $8.7 billion outflow through year-end, although this indicator does not account for the increasing role of hedge funds and other market participants. And while the fiscal year saw a decline in the number of high yield deals and a drop in new issue volume, this decrease in new supply was easily outweighed by the entrance of Ford, GM and Delphi debt into the high yield arena.

      In our view, this influx of fallen angel debt caused the greatest turbulence, and provided the greatest drag, on the high yield market in the period. High yield spreads remained below their historical averages for most of the period, but widened dramatically with the downgrade of General Motors and Ford to junk status. These fallen angels brought approximately $82 billion of debt (market value prior to downgrade) and raised concerns about the high yield market's ability to absorb that level of supply. Together they now account for about 12% of the Citigroup High Yield Market Index.

      In sum, all of these factors, along with the impact of the Gulf Coast hurricanes, persistently high energy costs, and uncertainty with respect to Federal Reserve policy weighed on the market, resulting in greater caution among investors.

STRATEGIC REVIEW: SELECTIVE SECTOR POSITIONING

      Several factors accounted for the Fund's performance during the fiscal year:

      o Our overweight to the Wireless sector relative to the Index provided the greatest positive contribution to the Fund's performance in the period.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      o An underweight to the Automotive sector aided as did security selection within the Broadcast and Utilities sectors.

      o The greatest hindrance to performance was our underweight allocation to the Diversified Telecom and Energy sectors, both of which outperformed for the period under review.

OUTLOOK: MONETARY POLICY CHANGES AMID FAVORABLE CREDIT CONDITIONS

      We maintain a cautiously optimistic view for high yield heading into 2006. Strong fundamentals, still-robust economic growth and low default risk could be offset by the increase in shareholder-friendly actions, such as buybacks and LBO activity. Defaults are expected to remain below their historical average, but the trend of deteriorating new-issue quality may continue, planting the seeds of future failures. Meanwhile, with spreads near their historic lows, we expect them to widen going forward, which should increase the importance of relative valuation and selective issue selection in achieving superior performance.

The Credit Suisse High Yield Management Team

Martha Metcalf
Michael Gray
Wing Chan

      HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE GLOBAL HIGH YIELD FUND 1,5, THE CITIGROUP HIGH-YIELD MARKET INDEX 2 AND THE MERRILL LYNCH GLOBAL HIGH YIELD INDEX 3,6 FOR TEN YEARS.

                              [LINE GRAPH OMITTED]

                Credit Suisse            Citigroup          Merrill Lynch
                 Global High             High-Yield          Global High
                Yield Fund 1           Market Index 2      Yield Index 3,6
                -------------          --------------      ---------------
 12/95             3000000                3000000
                   3080510                3044100
                   3141850                3062970
                   3132870                3047660
                   3156240                3046740
                   3216600                3063810
                   3205270                3087400
                   3185290                3107470
                   3215270                3139780
                   3309550                3213250
                   3311600                3250210
                   3350460                3312610
 12/96             3382070                3338780
                   3432270                3363820
                   3492920                3421010
                   3429620                3385770
                   3442400                3409810
                   3529680                3478690
                   3601390                3537480
                   3690280                3618480
                   3703290                3627530
                   3798230                3691010
                   3824810                3720540
                   3829240                3739520
 12/97             3884150                3778780              3000000
                   3968150                3863800              3046980
                   4027170                3890080              3060810
                   4084760                3932090              3090200
                   4087060                3953320              3103950
                   4103200                3964000              3121460
                   4113350                3972720              3136280
                   4103930                4004500              3161150
                   3906270                3736200              2999360
                   3826780                3782150              3005900
                   3732800                3729960              2941940
                   3831600                3917200              3097480
 12/98             3834590                3914460              3092400
                   3883850                3973180              3136310
                   3876460                3939800              3114510
                   3933140                3973290              3151580
                   4030960                4056330              3210130
                   3973270                3992650              3178100
                   3973320                3983870              3169610
                   3983590                3992630              3176300
                   3932250                3945120              3143230
                   3892270                3915130              3132540
                   3865970                3888510              3116190
                   3926460                3949560              3153520
 12/99             4006830                3982740              3174210
                   4042000                3949680              3161040
                   4182680                3959160              3166030
                   4126110                3878790              3121800
                   4048520                3894300              3113780
                   3990330                3840170              3070750
                   4030260                3926580              3132220
                   4024590                3969380              3141060
                   4004720                3998750              3164840
                   3950880                3955960              3133090
                   3834330                3838870              3025750
                   3633290                3681860              2906480
 12/00             3685120                3756970              2990330
                   3877180                4010070              3179500
                   3874180                4057950              3222010
                   3805610                3984230              3143160
                   3753220                3925670              3099850
                   3808690                3988590              3146260
                   3715350                3878890              3052470
                   3731300                3951990              3099750
                   3775950                4005910              3125380
                   3509940                3717480              2901920
                   3601700                3841000              2998760
                   3700020                3987010              3105840
 12/01             3717910                3961400              3083640
                   3745090                3978360              3091780
                   3697510                3935080              3042060
                   3764190                4039830              3120520
                   3798790                4105940              3170350
                   3764190                4055010              3145050
                   3594320                3697880              2906030
                   3487770                3530700              2791150
                   3516180                3665070              2857780
                   3456700                3592990              2812450
                   3412760                3580740              2798420
                   3581200                3853980              2971000
 12/02             3610380                3900880              3016360
                   3667870                4046150              3114520
                   3736860                4100410              3154190
                   3814000                4238430              3233330
                   3969840                4501830              3421610
                   4016590                4531710              3462160
                   4124660                4672620              3561040
                   4116640                4603550              3519230
                   4120650                4650800              3565400
                   4206300                4788600              3659140
                   4289110                4899940              3734080
                   4363630                4968010              3784340
 12/03             4481610                5095550              3866950
                   4630690                5183620              3931990
                   4617140                5155250              3932340
                   4619490                5187630              3960420
                   4669850                5169940              3939470
                   4601180                5080400              3878760
                   4685770                5156090              3937800
                   4746680                5222410              3988990
                   4863830                5317830              4061630
                   4914790                5390040              4119340
                   5024430                5501770              4196000
                   5110240                5565190              4244680
 12/04             5273640                5645200              4308430
                   5278590                5637400              4307140
                   5347920                5722140              4368520
                   5173440                5561450              4255420
                   5097580                5484760              4210780
                   5153210                5597700              4279750
                   5234950                5691360              4366070
                   5353690                5773760              4437020
                   5389830                5797860              4454770
                   5349930                5739910              4417130
                   5318370                5697030              4388720
                   5376240                5711780              4405050
 12/05             5409520                5763420              4444210

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

               AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1,5
               --------------------------------------------------

                                                               SINCE
               1 YEAR            5 YEARS         10 YEARS    INCEPTION
               ------            -------         --------    ---------
               2.58%              7.98%           6.07%        6.89%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Investors cannot invest directly in an index.

3 The Merrill Lynch Global High Yield Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. In order to reflect changes to the Fund's investment policy and name, the Merrill Lynch Global High Yield Index replaced the Citigroup High Yield Market Index as the Fund's benchmark effective February 21, 2005. Investors cannot invest directly in an index.

4 The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

5     Inception date 2/26/93.

6 Performance for the index is not available for the period beginning 12/31/95. For that reason, performance is shown for the period beginning 1/1/98.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Beginning Account Value 7/01/05                                       $1,000.00
Ending Account Value 12/31/05                                         $1,033.30
Expenses Paid per $1,000*                                             $    3.59

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/01/05                                       $1,000.00
Ending Account Value 12/31/05                                         $1,021.68
Expenses Paid per $1,000*                                             $    3.57

ANNUALIZED EXPENSE RATIOS*                                                 0.70%

__________________

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
--------------------------------------------------------
  A                                       0.6%
  BBB                                     0.8%
  BB                                     23.7%
  B                                      53.0%
  CCC                                    14.7%
  NR                                      3.4%
                                        -----
    Subtotal                             96.2%
  Short-Term Investments                  3.8%
                                        -----
    Total                               100.0%
                                        =====
_________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------        ---------        ------         -------------
CORPORATE BONDS (20.7%)
AEROSPACE & DEFENSE (0.5%)
$     585  Goodrich Corp., Notes                               (BBB- , Baa3)         04/15/08         7.500         $     614,521
                                                                                                                    -------------

BANKS (0.8%)
      460  Bank of America Corp., Global Notes ss.              (AA- , Aa2)          10/01/10         4.250               447,780
      160  Bank of America Corp., Rule 144A,
            Company Guaranteed Notes
            (Callable 12/31/06 @ $104.04) ++                     (A , Aa3)           12/31/26         8.070               170,343
      305  Bank of New York Company, Inc.,
            Senior Subordinated Notes
            (Callable 03/15/08 @ $100.00) #                      (A , A1)            03/15/13         3.400               295,132
                                                                                                                    -------------
                                                                                                                          913,255
                                                                                                                    -------------

COMMERCIAL SERVICES (0.5%)
      335  Cendant Corp., Units                                (BBB+ , Baa1)         08/17/06         4.890               331,482
      255  Erac USA Finance Co., Rule 144A, Notes ++           (BBB+ , Baa1)         05/15/06         6.625               256,069
                                                                                                                    -------------
                                                                                                                          587,551
                                                                                                                    -------------

COMPUTERS (0.3%)
      280  SunGard Data Systems, Inc, Rule 144A,
            Senior Unsecured Notes
            (Callable 08/15/09 @ $104.56) ++                     (B- , B3)           08/15/13         9.125               291,200
                                                                                                                    -------------

DIVERSIFIED FINANCIALS (6.6%)
      505  Ameriprise Financial, Inc., Senior
            Unsecured Notes                                      (A- , A3)           11/15/10         5.350               508,999
      150  Capital One Financial Corp., Senior Notes           (BBB- , Baa1)         05/17/07         4.738               149,552
      620  Citigroup, Inc., Global Subordinated Notes           (A+ , Aa2)           09/15/14         5.000               611,363
      390  Ford Motor Credit Co., Global Notes ss.              (BB- , Ba2)          01/25/07         6.500               377,406
      225  Ford Motor Credit Co., Global Notes                  (BB- , Ba2)          01/15/10         5.700               191,429
      170  Ford Motor Credit Co., Global Notes ss.              (BB- , Ba2)          10/01/13         7.000               145,464
    1,270  General Electric Capital Corp., Series MTNA,
            Global Notes                                        (AAA , Aaa)          06/15/12         6.000             1,339,338
      165  General Motors Acceptance Corp.,
            Global Bonds ss.                                    (BB , Ba1)           11/01/31         8.000               158,469
      155  General Motors Acceptance Corp., Global
            Notes ss.                                           (BB , Ba1)           12/01/14         6.750               139,666
      475  Goldman Sachs Group, Inc., Global Notes ss.          ( A+ , Aa3)          01/15/15         5.125               470,468
      595  Household Finance Corp., Global Notes                 (A , A1)            12/15/08         4.125               581,388
      145  ILFC E-Capital Trust, Rule 144A, Bonds
            (Callable 12/21/10 @ $100.00) ++#                    (A , A3)            12/21/65         5.900               145,725
      160  JPMorgan Chase & Co., Global Notes ss.               (A+ , Aa3)           03/01/15         4.750               154,948
      380  MBNA America Bank, Rule 144A, Subordinated
            Notes ++                                            (AA- , Aa2)          03/15/08         6.750               394,336
      225  Morgan Stanley, Global Subordinated Notes             (A , A1)            04/01/14         4.750               216,152
      515  OMX Timber Finance Investment LLC, Rule
            144A, Company Guaranteed Notes
            (Callable 10/31/19 @ $100.00) ++#                   (A+ , Aa3)           01/29/20         5.420               516,934
      345  Residential Capital Corp., Notes                    (BBB- , Baa3)         11/21/08         6.125               346,064
      630  SLM Corp., Series MTNA, Global Notes                  (A , A2)            01/15/09         4.000               613,505


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)        MATURITY          RATE%             VALUE
      -----                                                    -------------        ---------        ------         -------------
CORPORATE BONDS
DIVERSIFIED FINANCIALS
$     535  Toll Brothers Finance Corp., Global Company
            Guaranteed Notes                                   (BBB- , Baa3)         11/15/12         6.875         $     562,722
                                                                                                                    -------------
                                                                                                                        7,623,928
                                                                                                                    -------------

ELECTRIC (1.9%)
      226  American Electric Power Company, Inc.,
            Series A, Global Notes                             (BBB , Baa2)          05/15/06         6.125               227,042
      200  Constellation Energy Group, Inc., Notes             (BBB , Baa1)          04/01/07         6.350               203,221
      300  Dominion Resources, Inc., Series A, Notes           (BBB+ , Baa1)         11/15/06         3.660               296,541
      450  FPL Group Capital, Inc., Notes                        (A- , A2)           02/16/07         4.086               445,636
      205  Pacific Gas & Electric Co., First Mortgage Notes    (BBB , Baa1)          03/01/34         6.050               212,895
      275  PacifiCorp, First Mortgage Notes                      (A- , A3)           11/15/11         6.900               301,211
      565  TXU Corp., Global Senior Notes ss.                   (BB+ , Ba1)          11/15/14         5.550               539,482
                                                                                                                    -------------
                                                                                                                        2,226,028
                                                                                                                    -------------

ENTERTAINMENT (0.1%)
      125  AMC Entertainment, Inc., Senior Subordinated
            Notes (Callable 02/01/06 @ $101.58) ss.             (CCC+ , B3)          02/01/11         9.500               123,594
                                                                                                                    -------------

ENVIRONMENTAL CONTROL (0.3%)
      240  Waste Management, Inc., Global Company
            Guaranteed Notes                                   (BBB , Baa3)          05/15/32         7.750               297,286
                                                                                                                    -------------

HOME BUILDERS (1.5%)
      925  D.R. Horton, Inc., Senior Notes ss.                 (BB+ , Baa3)          02/15/15         5.250               870,554
      880  Lennar Corp., Series B, Global Company
            Guaranteed Notes ss.                               (BBB , Baa3)          05/31/15         5.600               851,187
                                                                                                                    -------------
                                                                                                                        1,721,741
                                                                                                                    -------------

INSURANCE (1.6%)
      485  American International Group, Inc., Global Notes     (AA , Aa2)           05/15/13         4.250               462,015
      580  Berkshire Hathaway Finance Corp., Global
            Company Guaranteed Notes                            (AAA , Aaa)          01/15/10         4.125               564,122
      175  Florida Windstorm Underwriting Association,
            Rule 144A, Senior Notes ++                           (A- , A3)           08/25/07         6.850               179,255
      450  Nationwide Mutual Insurance Co., Rule 144A,
            Bonds (Callable 04/15/14 @ $100.00) ++               (A- , A2)           04/15/34         6.600               454,272
      175  Progressive Corp., Senior Notes                       (A+ , A1)           12/01/32         6.250               191,611
                                                                                                                    -------------
                                                                                                                        1,851,275
                                                                                                                    -------------

INVESTMENT COMPANY (0.2%)
      275  Frank Russell Co., Rule 144A, Company
            Guaranteed Notes ++                                 (AAA , Aa1)          01/15/09         5.625               281,421
                                                                                                                    -------------

LODGING (0.0%)
      144  Windsor Woodmont Black Hawk, Series B,
            First Mortgage Notes 0^                              (NR , NR)           03/15/05        13.000                     0
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
MEDIA (2.3%)
$     240  CCO Holdings LLC, Global Senior Notes
            (Callable 11/15/08 @ $104.38)                       (CCC- , B3)          11/15/13         8.750         $     229,800
      520  Comcast Cable Communications Holdings, Inc.,
            Global Company Guaranteed Notes                    (BBB+ , Baa2)         03/15/13         8.375               602,720
      485  Comcast Corp., Company Guaranteed Notes             (BBB+ , Baa2)         06/15/16         4.950               458,437
      280  Cox Communications, Inc., Global Notes              (BBB- , Baa3)         12/15/14         5.450               273,701
      550  News America, Inc., Rule 144A, Notes ++             (BBB , Baa2)          12/15/35         6.400               556,216
      240  Time Warner Entertainment Company LP,
            Senior Notes                                       (BBB+ , Baa1)         07/15/33         8.375               284,344
      220  Time Warner, Inc., Global Company Guaranteed
            Notes                                              (BBB+ , Baa1)         04/15/31         7.625               245,729
                                                                                                                    -------------
                                                                                                                        2,650,947
                                                                                                                    -------------

OIL & GAS (1.3%)
      420  Amerada Hess Corp., Notes                           (BBB- , Ba1)          08/15/31         7.300               487,576
      115  Enterprise Products Operating LP, Senior Notes      (BB+ , Baa3)          06/01/10         4.950               112,879
      340  Enterprise Products Operating LP, Series B,
            Global Senior Notes                                (BB+ , Baa3)          10/15/34         6.650               352,213
      280  Pemex Project Funding Master Trust, Rule 144A,
            Company Guaranteed Notes ++#                       (BBB , Baa1)          06/15/10         5.791               290,500
      285  XTO Energy, Inc., Notes                             (BBB- , Baa3)         06/30/15         5.300               285,524
                                                                                                                    -------------
                                                                                                                        1,528,692
                                                                                                                    -------------

PIPELINES (0.2%)
      245  Kinder Morgan Energy Partners LP, Notes             (BBB+ , Baa1)         11/15/14         5.125               240,034
                                                                                                                    -------------

REAL ESTATE (0.3%)
      310  EOP Operating LP, Notes                             (BBB , Baa2)          10/01/10         4.650               300,677
                                                                                                                    -------------

SAVINGS & LOANS (0.2%)
      275  Washington Mutual Bank, Global Subordinated
            Notes ss.                                            (A- , A3)           01/15/15         5.125               269,167
                                                                                                                    -------------

TELECOMMUNICATIONS (2.0%)
      150  ALLTEL Corp., Notes                                   (A , A2)            05/17/07         4.656               149,369
      295  BellSouth Corp., Global Senior Unsecured
            Notes ss.                                            (A , A2)            11/15/34         6.000               295,740
      275  Motorola, Inc., Notes                               (BBB+ , Baa2)         11/16/07         4.608               273,403
      250  Nextel Communications, Inc., Series E, Senior
            Notes (Callable 10/31/08 @ $103.44)                 (A- , Baa2)          10/31/13         6.875               261,021
      295  Qwest Capital Funding, Inc., Company
            Guaranteed Notes                                     (B , B3)            07/15/08         6.375               294,263
      250  SBC Communications, Inc., Global Notes                (A , A2)            09/15/14         5.100               244,644
      245  Sprint Capital Corp., Global Company
            Guaranteed Notes                                    (A- , Baa2)          03/15/32         8.750               326,119
      420  Verizon Wireless Capital LLC, Global Notes            (A+ , A3)           12/15/06         5.375               421,479
                                                                                                                    -------------
                                                                                                                        2,266,038
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
TRANSPORTATION (0.1%)
$     102  Horizon Lines LLC, Global Company Guaranteed
            Notes (Callable 11/01/08 @ $104.50)                 (CCC+ , B3)          11/01/12         9.000         $     107,865
                                                                                                                    -------------

TOTAL CORPORATE BONDS (Cost $24,126,267)                                                                               23,895,220
                                                                                                                    -------------

ASSET BACKED SECURITIES (8.5%)
      825  Asset Backed Funding Certificates,
            Series 2005-AQ1, Class A4 #                         (AAA , Aaa)          06/25/35         5.010               809,403
      410  Asset Backed Funding Certificates,
            Series 2005-AQ1, Class M1 #                          (AA , Aa)           06/25/35         5.240               398,342
    1,105  CDC Mortgage Capital Trust, Series 2003-HE4,
            Class M2 #                                           (A , A2)            03/25/34         6.029             1,127,852
      415  CIT Group Home Equity Loan Trust,
            Series 2003-1, Class M1 #                           (AA , Aa2)           10/20/32         4.670               406,838
      362  Contimortgage Home Equity Loan Trust,
            Series 1996-4, Class A8                             (AAA , Aaa)          01/15/28         7.220               362,210
      610  Countrywide Asset-Backed Certificates,
            Series 2005-4, Class MF2                            (AA , Aa2)           10/25/35         5.136               595,090
      965  DaimlerChrysler Auto Trust, Series 2004-B,
            Class A4                                            (AAA , Aaa)          10/08/09         3.710               946,756
    1,235  Finance America Mortgage Loan Trust,
            Series 2004-2, Class M1 #                           (AA+ , Aa1)          08/25/34         4.929             1,239,842
      610  First Franklin Mortgage Loan Asset-Backed
            Certificates, Series 2005-FF5, Class A2B #          (AAA , Aaa)          03/25/35         4.609               610,381
      218  Greenpoint Home Equity Loan Trust,
            Series 2003-1, Class A #                            (AAA , Aaa)          04/15/29         4.639               217,950
      410  Ixis Real Estate Capital Trust, Series 2005-HE2,
            Class M1 #                                          (AA , Aa1)           09/25/35         4.809               411,523
      655  MBNA Credit Card Master Note Trust,
            Series 2002-C1, Class C1                           (BBB , Baa2)          07/15/14         6.800               709,037
      750  Morgan Stanley ABS Capital I, Series 2003-HE3,
            Class M3 #                                           (A- , A3)           10/25/33         6.379               758,090
      391  Morgan Stanley ABS Capital I, Series 2003-NC7,
            Class A2 #                                          (AAA , Aaa)          06/25/33         4.739               391,184
      690  Popular ABS Mortgage Pass-Through Trust,
            Series 2005-1, Class AF4 #                          (AAA , Aaa)          05/25/35         4.608               671,887
      157  Vanderbilt Mortgage Finance, Series 1998-C,
            Class 1B1                                           (BBB , Baa)          02/07/15         6.970               157,912
                                                                                                                    -------------
TOTAL ASSET BACKED SECURITIES (Cost $9,904,161)                                                                         9,814,297
                                                                                                                    -------------

MORTGAGE-BACKED SECURITIES (58.5%)
   90,433  Bank of America Commercial Mortgage, Inc.,
            Series 2005-1, Class XW IO ++#                      (AAA , Aaa)          11/10/42         0.105               480,487
      610  Bank of America Commercial Mortgage, Inc.,
            Series 2005-2, Class A2                             (AAA , Aaa)          07/10/43         4.247               601,807
    1,245  Bank of America Commercial Mortgage, Inc.,
            Series 2005-5, Class AM                             (AAA , Aaa)          10/10/45         5.176             1,238,270
      885  Bank of America Commercial Mortgage, Inc.,
            Series 2005-6, Class A4                             (AAA , Aaa)          09/10/47         5.182               887,813


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
MORTGAGE-BACKED SECURITIES
$  41,811  Bear Stearns Commercial Mortgage Securities,
            Inc., Series 2003-PWR2, Class X1 IO ++#             (AAA , Aaa)          05/11/39         0.205         $     793,120
      520  Bear Stearns Commercial Mortgage Securities,
            Inc., Series 2005-LXR1, Class H #                   (AAA , Aaa)          09/15/18         5.569               520,000
    1,395  Bear Stearns Commercial Mortgage Securities,
            Inc., Series 2005-PW10, Class AJ                    (AAA , Aaa)          12/11/40         5.464             1,419,272
      941  Countrywide Home Loans, Series 2005-HYB9,
            Class 2A1 #                                         (AAA , Aaa)          02/20/36         5.330               939,402
       62  Fannie Mae Pool #077774                              (AAA , Aaa)          01/01/10        10.000                66,184
    1,106  Fannie Mae Pool #357739                              (AAA , Aaa)          03/01/35         6.000             1,116,194
    1,430  Fannie Mae Pool #357790                              (AAA , Aaa)          05/01/35         6.000             1,443,632
    1,600  Fannie Mae Pool #357822                              (AAA , Aaa)          05/01/35         5.500             1,585,226
      226  Fannie Mae Pool #656862                              (AAA , Aaa)          04/01/33         6.000               228,400
    1,293  Fannie Mae Pool #667742                              (AAA , Aaa)          04/01/33         6.000             1,306,532
      865  Fannie Mae Pool #703337 ^^                           (AAA , Aaa)          04/01/33         5.500               859,397
      159  Fannie Mae Pool #703598                              (AAA , Aaa)          05/01/18         5.500               160,448
      143  Fannie Mae Pool #705651                              (AAA , Aaa)          06/01/18         5.500               144,131
      540  Fannie Mae Pool #713667                              (AAA , Aaa)          07/01/33         5.000               525,488
      540  Fannie Mae Pool #721796                              (AAA , Aaa)          06/01/18         4.500               527,319
    1,130  Fannie Mae Pool #725205 ++++                         (AAA , Aaa)          03/01/34         5.000             1,099,142
    1,209  Fannie Mae Pool #725231 ++++                         (AAA , Aaa)          02/01/34         5.000             1,176,169
    1,343  Fannie Mae Pool #725248 ++++                         (AAA , Aaa)          03/01/34         5.000             1,306,699
    1,029  Fannie Mae Pool #725277 ++++                         (AAA , Aaa)          03/01/19         4.500             1,003,920
    1,057  Fannie Mae Pool #725414 ++++                         (AAA , Aaa)          05/01/19         4.500             1,030,396
    1,198  Fannie Mae Pool #725866 ++++                         (AAA , Aaa)          09/01/34         4.500             1,130,830
    1,267  Fannie Mae Pool #733389 ++++                         (AAA , Aaa)          08/01/33         5.000             1,232,029
    2,257  Fannie Mae Pool #758789 ++++                         (AAA , Aaa)          12/01/33         5.500             2,240,195
      453  Fannie Mae Pool #772297                              (AAA , Aaa)          03/01/34         5.500               449,383
    1,482  Fannie Mae Pool #790724                              (AAA , Aaa)          09/01/34         5.500             1,469,849
    2,009  Fannie Mae Pool #794399 #++++                        (AAA , Aaa)          09/01/34         4.337             1,994,804
    1,333  Fannie Mae Pool #797894                              (AAA , Aaa)          04/01/35         5.000             1,294,376
    1,398  Fannie Mae Pool #826514                              (AAA , Aaa)          07/01/35         6.000             1,412,328
    1,398  Fannie Mae Pool #826821                              (AAA , Aaa)          08/01/35         5.000             1,354,645
    2,781  Fannie Mae Pool #828715 ++++                         (AAA , Aaa)          07/01/35         5.500             2,754,805
    1,064  Fannie Mae Pool #849706                              (AAA , Aaa)          06/01/35         6.000             1,074,706
        1  Federal National Mortgage Association,
            Series 1991-165, Class M                            (AAA , Aaa)          12/25/21         8.250                   770
    2,285  FHLMC TBA                                            (AAA , Aaa)          01/03/36         6.000             2,307,850
      820  FMNA TBA                                             (AAA , Aaa)          01/03/21         5.500               824,805
    2,290  FNMA TBA                                             (AAA , Aaa)          01/03/36         5.500             2,267,458
    3,150  FNMA TBA                                             (AAA , Aaa)          01/03/36         6.000             3,178,301
    1,405  FNMA TBA                                             (AAA , Aaa)          01/03/36         6.500             1,440,564
    1,205  Freddie Mac Global Bonds                             (AAA , Aaa)          06/18/14         5.250             1,244,026
    1,725  Freddie Mac Global Notes                             (AAA , Aaa)          11/15/13         4.875             1,735,967
      930  Freddie Mac Global Notes ss.                         (AAA , Aaa)          07/15/32         6.250             1,110,783
    1,166  Freddie Mac Pool #A23629                             (AAA , Aaa)          06/01/34         5.000             1,131,484
      466  Freddie Mac Pool #B11354                             (AAA , Aaa)          12/01/18         5.000               462,634
    1,144  Freddie Mac Pool #B14729                             (AAA , Aaa)          05/01/19         4.500             1,115,444
    2,475  GE Capital Commercial Mortgage Corp.,
            Series 2005-C3, Class A3FX                          (AAA , Aaa)          07/10/45         4.863             2,454,432
        1  Ginnie Mae Pool #112986                              (AAA , Aaa)          07/15/14        13.500                   723


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
MORTGAGE-BACKED SECURITIES
$   1,230  GMAC Commercial Mortgage Securities,
            Inc., Series 1997-C2, Class B,
            Subordinated Bonds                                  (AAA , Aaa)          04/15/29         6.703       $     1,264,459
    1,740  GS Mortgage Securities Corp. II,
            Series 2005-GG4, Class A4                           (AAA , Aaa)          07/10/39         4.761             1,688,055
    1,390  JPMorgan Alternative Loan Trust,
            Series 2005-S1, Class 1A6                           (AAA , Aaa)          12/25/35         6.500             1,417,590
      640  JPMorgan Chase Commercial Mortgage
            Securities Corp., Series 2004-CB9, Class A1 #       (AAA , Aaa)          06/12/41         3.475               620,727
    1,111  LB-UBS Commercial Mortgage Trust,
            Series 2004-C1, Class A1                            (AAA , Aaa)          01/15/29         2.964             1,066,525
    1,735  LB-UBS Commercial Mortgage Trust,
            Series 2005-C2, Class A5                            (AAA , Aaa)          04/15/30         5.150             1,732,561
    1,545  LB-UBS Commercial Mortgage Trust,
            Series 2005-C7, Class AJ #                          (AAA , Aaa)          11/15/40         5.323             1,549,049
      775  Master Specialized Loan Trust, Series 2005-3
            Class A2 #                                          (AAA , Aaa)          11/25/35         5.704               774,234
    1,085  Morgan Stanley ABS Capital I, Series 2005-HQ5,
            Class A4                                            (AAA , Aaa)          01/14/42         5.168             1,083,239
                                                                                                                    -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $67,774,501)                                                                    67,339,078
                                                                                                                    -------------

FOREIGN BONDS (3.7%)
ASSET BACKED SECURITIES (1.1%)
    1,300  Pure Mortgages, Series 2004-1A, Class A
            (Ireland) #                                         (AAA , Aaa)          02/28/34         4.700             1,300,000
                                                                                                                    -------------

BEVERAGES (0.8%)
      600  Diageo Capital PLC, Global Notes
            (United Kingdom)                                     (A- , A3)           05/03/10         4.375               585,791
      305  Diageo Finance BV, Global Company Guaranteed
            Notes (Netherlands)                                  (A- , A3)           04/01/11         3.875               289,034
                                                                                                                    -------------
                                                                                                                          874,825
                                                                                                                    -------------

ELECTRIC (0.2%)
      240  Compania Nacional de Transmision Electrica SA,
            Global Senior Notes (Chile)                         (A- , Baa1)          04/15/11         7.875               265,937
                                                                                                                    -------------

INSURANCE (0.2%)
      200  Everest Reinsurance Holdings, Notes (Bermuda)         (A- , A3)           10/15/14         5.400               197,584
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING (0.5%)
      555  Tyco International Group SA, Yankee Company
            Guaranteed Notes (Luxembourg)                      (BBB+ , Baa3)         10/15/11         6.375               577,114
                                                                                                                    -------------

OIL & GAS (0.8%)
      115  Canadian Natural Resources, Ltd., Yankee
            Notes (Canada)                                     (BBB+ , Baa1)         07/15/11         6.700               124,045
      375  Nexen, Inc., Yankee Notes (Canada)                  (BBB- , Baa2)         03/10/35         5.875               370,017
      320  Petroliam Nasional Berhad, Rule 144A, Bonds
            (Malaysia) ++                                        (A- , A1)           08/15/15         7.750               383,610
                                                                                                                    -------------
                                                                                                                          877,672
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
FOREIGN BONDS
PIPELINES (0.1%)
$     180  Trans-Canada Pipelines, Ltd., Yankee Bonds
            (Canada)                                             (A- , A2)           01/15/15         4.875         $     177,723
                                                                                                                    -------------

TOTAL FOREIGN BONDS (Cost $4,310,819)                                                                                   4,270,855
                                                                                                                    -------------

UNITED STATES TREASURY OBLIGATIONS (8.0%)
      915  Treasury Inflation-Index Notes ss.                   (AAA , Aaa)          04/15/32         3.375             1,189,947
    2,190  United States Treasury Bonds ss.                     (AAA , Aaa)          02/15/31         5.375             2,460,671
    1,025  United States Treasury Notes ss.                     (AAA , Aaa)          11/15/08         4.375             1,025,481
    1,105  United States Treasury Notes ss.                     (AAA , Aaa)          07/15/10         3.875             1,083,332
    2,240  United States Treasury Notes ss.                     (AAA , Aaa)          09/15/10         3.875             2,194,064
    1,270  United States Treasury Notes ss.                     (AAA , Aaa)          10/15/10         4.250             1,263,751
                                                                                                                    -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $9,268,492)                                                              9,217,246
                                                                                                                    -------------

MUNICIPAL BOND (1.4%)
TEXAS (1.4%)
    1,505  University of Texas, University Revenue Bonds,
            Financing Systems, Series D
            (Cost $1,548,826)                                   (AAA , Aaa)          08/15/34         5.000             1,564,222
                                                                                                                    -------------
NUMBER OF
  SHARES
---------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
      240  Dayton Superior Corp., Rule 144A, strike price
            $0.01, expires 6/15/09 *++                                                                                          2
                                                                                                                    -------------

TELECOMMUNICATIONS (0.0%)
      130  GT Group Telecom, Inc., Rule 144A, strike price
            $0.00, expires 2/01/10 *++^                                                                                         0
                                                                                                                    -------------

TOTAL WARRANTS (Cost $11,300)                                                                                                   2
                                                                                                                    -------------

SHORT-TERM INVESTMENTS (21.1%)
14,625,144 State Street Navigator Prime Fund ss.ss.                                                                    14,625,144
                                                                                                                    -------------

      PAR
     (000)
     ----
$   4,885  Fannie Mae Discount Notes ^^                                              01/09/06         4.020             4,880,587
    4,660  State Street Bank and Trust Co. Euro Time Deposit ^^                      01/03/06         3.350             4,660,000
      170  United States Treasury Bills ^^++++                                       01/12/06         4.000               169,806
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $24,335,537)                                                                        24,335,537
                                                                                                                    -------------

TOTAL INVESTMENTS AT VALUE (121.9%) (Cost $141,279,903)                                                               140,436,457


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                                    VALUE
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-21.9%)                  $(25,255,343)
                                                                ------------

NET ASSETS (100.0%)                                             $115,181,114
                                                                ============

                            INVESTMENT ABBREVIATIONS
                               IO = Interest Only
                        MTNA = Medium Term Note Series A
                                 NR = Not Rated
                              TBA = To Be Announced

--------------------------------------------------------------------------------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations - The interest rate shown is the rate as of December 31, 2005.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $5,193,490 or 4.51% of net assets.

++++    Collateral segregated for futures contracts.

0       Bond is currently in default.

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

^^      Collateral segregated for TBA securities.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS (86.1%)
AEROSPACE (0.8%)
$     100  BE Aerospace, Inc., Series B,
            Senior Subordinated Notes
            (Callable 01/06/06 @ $100.00) ss.                   (B , Caa2)           03/01/08         8.000         $     100,500
      125  L-3 Communications Corp., Global
            Senior Subordinated Notes
            (Callable 01/15/10 @ $102.94)                       (BB+ , Ba3)          01/15/15         5.875               121,875
                                                                                                                    -------------
                                                                                                                          222,375
                                                                                                                    -------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (5.0%)
       50  ArvinMeritor, Inc., Notes ss.                        (BB , Ba2)           03/01/12         8.750                48,125
       55  Cooper-Standard Automotive, Inc., Company
            Guaranteed Notes (Callable 12/15/09
            @ $104.19)                                           (B , B3)            12/15/14         8.375                42,075
       65  Cummins, Inc., Global Senior Notes
            (Callable 12/01/06 @ $104.75) # ss.                 (BB+ , Ba2)          12/01/10         9.500                70,525
       25  Delphi Corp., Global Notes 0 ss.                      (D , NR)            06/15/06         6.550                12,750
       50  Dura Operating Corp., Series D, Company
            Guaranteed Notes (Callable 05/01/06
            @ $101.50)                                         (CCC+ , Caa2)         05/01/09         9.000                28,500
      110  Ford Motor Credit Co., Global Notes ss.             (BB+ , Baa3)          10/01/13         7.000                94,124
      110  Ford Motor Credit Co., Notes                        (BB+ , Baa3)          06/16/08         6.625                99,830
       75  General Motors Acceptance Corp., Global
            Bonds ss.                                           (BB , Ba1)           11/01/31         8.000                72,032
      175  General Motors Acceptance Corp., Global
            Notes                                               (BB , Ba1)           05/15/09         5.625               155,811
      475  General Motors Acceptance Corp., Global
            Notes ss.                                           (BB , Ba1)           12/01/14         6.750               428,008
      150  Goodyear Tire & Rubber Co., Rule 144A, Senior
            Notes (Callable 07/01/10 @ $104.50) ++               (B- , B3)           07/01/15         9.000               148,500
      150  Stanadyne Corp., Global Senior Subordinated
            Notes (Callable 08/15/09 @ $105.00)                 (B- , Caa1)          08/15/14        10.000               144,750
       65  TRW Automotive, Inc., Global
            Senior Subordinated Notes
            (Callable 02/15/08 @ $105.50)                       (BB- , B1)           02/15/13        11.000                73,287
       50  Visteon Corp., Global Senior Notes                    (B- , B3)           08/01/10         8.250                42,750
                                                                                                                    -------------
                                                                                                                        1,461,067
                                                                                                                    -------------

BROADCAST/OUTDOOR (1.3%)
      100  Allbritton Communications Co., Global
            Senior Subordinated Notes
            (Callable 12/15/07 @ $103.88)                        (B- , B3)           12/15/12         7.750               101,000
       25  Nexstar Finance, Inc., Global Senior
            Subordinated Notes
            (Callable 01/15/09 @ $103.50)                       (CCC+ , B3)          01/15/14         7.000                23,031
       75  Rainbow National Services LLC, Rule 144A,
            Senior Subordinated Notes
            (Callable 09/01/09 @ $105.19) ++                     (B , B3)            09/01/14        10.375                84,375
      100  Sinclair Broadcast Group, Inc., Global Company
            Guaranteed Notes                                     (B , B2)            12/15/11         8.750               105,750


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
BROADCAST/OUTDOOR
$      75  Young Broadcasting, Inc., Global Company
            Guaranteed (Callable 03/01/06 @ $105.00)           (CCC , Caa2)          03/01/11        10.000         $      70,594
                                                                                                                    -------------
                                                                                                                          384,750
                                                                                                                    -------------

BUILDING PRODUCTS(0.9%)
       50  Goodman Global Holdings Company, Inc.,
            Rule 144A, Senior Subordinated Notes
            (Callable 12/15/08 @ $103.94) ++ss.                 (B- , Caa1)          12/15/12         7.875                46,750
       50  Norcraft Companies/Finance, Global
            Senior Subordinated Notes
            (Callable 11/01/07 @ $104.50)                        (B- , B3)           11/01/11         9.000                52,000
       75  Nortek, Inc., Global Senior Subordinated Notes
            (Callable 09/01/09 @ $104.25)                      (CCC+ , Caa1)         09/01/14         8.500                72,750
      100  Ply Gem Industries, Inc., Global
            Senior Subordinated Notes
            (Callable 02/15/08 @ $104.50)                        (B- , B3)           02/15/12         9.000                89,250
                                                                                                                    -------------
                                                                                                                          260,750
                                                                                                                    -------------

CABLE (4.6%)
      120  Cablevision Systems Corp., Series B, Global
            Senior Notes ss.                                     (B+ , B3)           04/15/12         8.000               112,800
       78  CCH I LLC, Rule 144A, Secured Notes
            (Callable 10/01/10 @105.50) ++                     (CCC- , Caa3)         10/01/15        11.000                65,910
       35  CCO Holdings LLC, Global Senior Notes
            (Callable 11/15/08 @ $104.38)                       (CCC- , B3)          11/15/13         8.750                33,512
       15  CCO Holdings LLC, Rule 144A, Senior Notes
            (Callable 11/15/08 @ $104.38) ++                    (CCC- , B3)          11/15/13         8.750                14,363
       75  Charter Communications Holdings LLC, Senior
            Notes (Callable 01/06//06 @ $102.88)                (CCC- , Ca)          04/01/09         8.625                55,875
      300  Charter Communications Holdings LLC, Senior
            Notes (Callable 09/15/08 @ $105.12)                (CCC- , Caa1)         09/15/10        10.250               300,000
      200  CSC Holdings, Inc., Rule 144A, Senior Notes ++#      (BB- , B1)           04/15/12         7.000               190,000
       95  CSC Holdings, Inc., Series B, Senior Notes           (BB- , B1)           04/01/11         7.625                95,000
      100  Insight Midwest/Insight Capital Corp., Senior
            Notes (Callable 10/01/06 @ $101.63) ss.              (B , B2)            10/01/09         9.750               103,250
      100  LodgeNet Entertainment Corp.,
            Senior Subordinated Debentures
            (Callable 06/15/08 $104.75)                          (B- , B3)           06/15/13         9.500               109,250
       50  Mediacom Broadband LLC, Rule 144A, Senior
            Notes (Callable 10/15/10 @ $104.25) ++               (B , B2)            10/15/15         8.500                46,562
      100  Mediacom LLC Capital Corp., Senior Notes
            (Callable 02/15/06 @ $103.94)                        (B , B3)            02/15/11         7.875                93,750
      100  Olympus Communications LP, Series B, Senior
            Notes 0                                              (NR , NR)           11/15/06        10.625               135,625
                                                                                                                    -------------
                                                                                                                        1,355,897
                                                                                                                    -------------

CAPITAL GOODS (0.3%)
       90  Motors & Gears, Inc., Series D, Senior Notes        (CCC , Caa1)          11/15/06        10.750                86,850
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
-------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
CHEMICALS (5.6%)
$     100  Crompton Corp., Global Senior Notes
            (Callable 08/01/08 @ $104.94) ss.                    (B+ , B2)           08/01/12         9.875         $     114,625
      130  Crystal US Holdings, Series B, Senior Discount
            Notes (Callable 10/01/09 @ $105.25) +ss.            (B- , Caa2)          10/01/14         0.000                95,225
      100  Equistar Chemicals LP/ Equistar Funding Corp.,
            Global Company Guaranteed Notes                     (BB- , B2)           09/01/08        10.125               109,000
       66  Huntsman LLC, Global Company Guaranteed
            Notes (Callable 07/15/08 @ $105.75) #                (B , B2)            07/15/12        11.500                75,075
      100  IMC Global, Inc., Series B, Global Company
            Guaranteed Notes
            (Callable 06/01/06 @ $105.62)                        (B+ , B1)           06/01/11        11.250               108,000
      100  ISP Chemco, Inc., Series B, Global Company
            Guaranteed Notes
            (Callable 07/01/06 @ $105.13)                       (BB- , B1)           07/01/11        10.250               107,000
      150  KI Holdings, Inc., Global Senior Discount Notes
            (Callable 11/15/09 @ $104.94) +                     (B- , Caa2)          11/15/14         0.000                99,000
      200  Lyondell Chemical Co., Global Company
            Guaranteed Notes
            (Callable 06/01/08 @ $105.25)                       (BB- , B1)           06/01/13        10.500               228,250
      100  Lyondell Chemical Co., Series A, Secured Notes       (BB- , B1)           05/01/07         9.625               104,875
      100  Nalco Co., Global Senior Notes
            (Callable 11/15/07 @ $103.88)                        (B+ , B3)           11/15/11         7.750               103,250
      200  Polymer Holdings LLC, Global Senior Discount
            Notes (Callable 01/15/09 @ $106.00) +ss.            (B- , Caa2)          07/15/14         0.000               145,500
      100  Polyone Corp., Senior Notes ss.                       (B+ , B3)           05/01/12         8.875                98,500
      100  PQ Corp., Rule 144A, Company Guaranteed
            Notes (Callable 02/15/09 @ $103.75) ++               (B- , B3)           02/15/13         7.500                93,500
       65  Terra Capital, Inc., Global Secured Notes
            (Callable 06/01/07 @ $105.75)                       (B- , Caa1)          06/01/10        11.500                72,800
       75  Tronox Worldwide/Finance, Rule 144A, Senior
            Notes (Callable 12/01/09 @ $104.75) ++               (B+ , B1)           12/01/12         9.500                76,875
                                                                                                                    -------------
                                                                                                                        1,631,475
                                                                                                                    -------------

COMPETITIVE LOCAL EXCHANGE CARRIER (0.3%)
       75  GCI, Inc., Global Senior Notes
            (Callable 02/15/09 @ $103.63) ss.                    (B+ , B2)           02/15/14         7.250                74,625
                                                                                                                    -------------

CONSUMER PRODUCTS/TOBACCO (4.1%)
       75  Amscan Holdings, Inc., Global Senior
            Subordinated Notes
            (Callable 05/01/09 @ $104.38)                       (CCC+ , B3)          05/01/14         8.750                63,563
      125  Central Garden & Pet Co., Global Company
            Guaranteed Notes
            (Callable 02/01/08 @ $104.56)                        (B+ , B1)           02/01/13         9.125               132,500
      200  Jarden Corp., Global Company Guaranteed
            Notes (Callable 05/01/07 @ $104.88)                  (B- , B3)           05/01/12         9.750               207,000
      250  Johnsondiversey Holdings, Inc., Global Discount
            Notes (Callable 05/15/07 @ $105.34) +               (B- , Caa1)          05/15/13         0.000               200,000
      100  Johnsondiversey, Inc., Series B, Global
            Company Guaranteed Notes
            (Callable 05/15/07 @ $104.81) ss.                    (B , B2)            05/15/12         9.625               101,000


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------         -----         -------------
CORPORATE BONDS
CONSUMER PRODUCTS/TOBACCO
$     100  K2, Inc., Global Senior Notes
            (Callable 07/01/09 @ $103.69) ss.                   (BB , Ba3)           07/01/14         7.375         $     100,000
       65  Playtex Products, Inc., Global Company
            Guaranteed Notes
            (Callable 06/01/06 @ $104.69) ss.                  (CCC+ , Caa2)         06/01/11         9.375                68,412
       90  Prestige Brands, Inc., Global Senior
            Subordinated Notes
            (Callable 04/15/08 @ $104.63) ss.                    (B- , B3)           04/15/12         9.250                89,100
      100  RJ Reynolds Tobacco Holdings, Rule 144A,
            Notes ++                                            (BB+ , Ba2)          07/15/10         6.500               100,000
       50  Samsonite Corp., Global Senior Subordinated
            Notes (Callable 06/01/08 @ $104.44)                  (B- , B3)           06/01/11         8.875                52,000
       75  Sealy Mattress Co., Global Senior Subordinated
            Notes (Callable 06/15/09 @ $104.13) ss.              (B- , B3)           06/15/14         8.250                77,625
                                                                                                                    -------------
                                                                                                                        1,191,200
                                                                                                                    -------------

CONTAINERS (2.5%)
      100  Berry Plastics Corp., Global Company
            Guaranteed Notes
            (Callable 07/15/07 @ $105.38)                        (B- , B3)           07/15/12        10.750               108,000
      100  Constar International, Inc., Senior Subordinated
            Notes (Callable 12/01/07 @ $105.50) ss.            (CCC , Caa1)          12/01/12        11.000                73,500
       70  Crown Americas, Rule 144A, Senior Notes
            (Callable 11/15/10 @ $103.88) ++                     (B , B1)            11/15/15         7.750                72,800
      150  Graham Packaging Company, Inc., Global
            Subordinated Notes
            (Callable 10/15/09 @ $104.94) ss.                  (CCC+ , Caa2)         10/15/14         9.875               147,000
      100  Owens-Illinois, Inc., Senior Notes ss.               (B , Caa1)           05/15/08         7.350               101,750
       50  Plastipak Holdings, Inc., Rule 144A, Senior
            Notes (Callable 12/15/10 @ $104.25) ++               (B , B2)            12/15/15         8.500                50,750
        0  Pliant Corp., Global Secured Notes
            (Callable 06/15/07 @ $111.63) (1)                   (C , Caa1)           06/15/09        11.625                   104
      100  Solo Cup Company, Senior Subordinated Notes
            (Callable 02/15/09 @ $104.25) ss.                  (CCC , Caa1)          02/15/14         8.500                88,000
       50  U.S. Can Corp., Global Company Guaranteed
            Notes (Callable 07/15/07 @ $105.44)                (CCC+ , Caa2)         07/15/10        10.875                52,250
       25  United States Can Corp., Series B, Global
            Company Guaranteed Notes
            (Callable 02/13/06 @ $106.19)                      (CCC+ , Caa3)         10/01/10        12.375                23,688
                                                                                                                    -------------
                                                                                                                          717,842
                                                                                                                    -------------

DIVERSIFIED TELECOMMUNICATIONS (2.5%)
       75  Hawaiian Telcom Communications, Inc.,
            Rule 144A, Senior Notes
            (Callable 05/01/09 @ $104.88) ++ss.                  (B- , B3)           05/01/13         9.750                73,688
       45  LCI International, Inc., Senior Notes                 (NR , NR)           06/15/07         7.250                45,450
      195  Qwest Capital Funding, Inc., Global Company
            Guaranteed Notes ss.                                 (B , B3)            02/15/11         7.250               198,412
       50  Qwest Communications International, Inc.,
            Global Company Guaranteed Notes
            (Callable 02/15/08 @ $103.62)                        (B , B2)            02/15/11         7.250                51,250


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
DIVERSIFIED TELECOMMUNICATIONS
$     327  Qwest Corp., Rule 144A, Senior Notes ++              (BB , Ba3)           06/15/15         7.625         $     351,525
                                                                                                                    -------------
                                                                                                                          720,325
                                                                                                                    -------------
ENERGY - OTHER (4.2%)
      100  Dynegy Holdings, Inc., Senior Notes ss.             (CCC+ , Caa2)         04/01/11         6.875                99,000
      300  El Paso Corp., Senior Notes ss.                      (B- , Caa1)          05/15/11         7.000               299,250
      100  Frontier Oil Corp., Global Senior Notes
            (Callable 10/01/07 @ $103.31)                        (B+ , B1)           10/01/11         6.625               102,500
      150  Giant Industries, Inc., Company Guaranteed
            Notes (Callable 05/15/09 @ $104.00) ss.              (B- , B3)           05/15/14         8.000               155,625
       65  Giant Industries, Inc., Global Company
            Guaranteed Notes
            (Callable 05/15/07 @ $105.50)                        (B- , B3)           05/15/12        11.000                72,637
      100  Reliant Resources, Inc., Global Secured Notes
            (Callable 07/15/08 @ $104.75)                        (B+ , B1)           07/15/13         9.500               100,750
       65  Tesoro Corp., Rule 144A, Secured Notes
            (Callable 11/01/10 @ $103.31) ++                    (BB+ , Ba1)          11/01/15         6.625                65,975
      300  Williams Companies, Inc., Global Notes                (B+ , B1)           03/15/12         8.125               328,500
                                                                                                                    -------------
                                                                                                                        1,224,237
                                                                                                                    -------------

ENVIRONMENTAL SERVICES (0.5%)
      150  Allied Waste North America, Inc., Series B,
            Global Senior Notes
            (Callable 04/15/09 @ $103.69) ss.                   (B+ , Caa1)          04/15/14         7.375               146,625
                                                                                                                    -------------

FINANCE - OTHER (1.6%)
       75  E*TRADE Financial Corp., Senior Notes
            (Callable 12/01/10 @ $103.94)                        (B+ , B1)           12/01/15         7.875                77,813
      100  Genesis Healthcare Corp., Senior Subordinated
            Notes (Callable 10/15/08 @ $104.00)                  (B , B3)            10/15/13         8.000               105,750
       75  Stripes Acquisition LLC, Senior Notes
            (Callable 12/15/09 @ $105.31)                        (B , B2)            12/15/13        10.625                76,500
       50  Ventas Realty LP, Rule 144A, Senior Notes
            (Callable 06/01/11 @ $103.25) ++ss.                 (BB+ , Ba2)          06/01/16         6.500                50,500
      150  Ventas Realty LP, Global Company Guaranteed
            Notes                                               (BB , Ba2)           05/01/12         9.000               171,750
                                                                                                                    -------------
                                                                                                                          482,313
                                                                                                                    -------------

FOOD PROCESSORS/BEVERAGE/BOTTLING (2.9%)
      150  Bear Creek Corp., Rule 144A, Senior Notes
            (Callable 03/01/09 @ $104.50) ++                     (B- , B3)           03/01/13         9.000               151,500
       25  Birds Eye Foods, Inc., Company Guaranteed
            Notes (Callable 11/01/06 @ $100.00)                  (B- , B3)           11/01/08        11.875                25,625
      100  Chiquita Brands International. Inc., Global Senior
            Notes (Callable 11/01/09 @ $103.75) ss.              (B- , B3)           11/01/14         7.500                88,500
      100  Eagle Family Foods, Inc., Series B, Company
            Guaranteed Notes
            (Callable 01/15/06 @ $100.00)                      (CCC , Caa2)          01/15/08         8.750                76,000


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
FOOD PROCESSORS/BEVERAGE/BOTTLING
$     100  National Beef Packing Company LLC, Global
             Senior Notes
             (Callable 08/01/07 @ $105.25) ss.                   (B- , B3)           08/01/11        10.500         $     104,000
      200  National Wine & Spirits, Inc., Company
             Guaranteed Notes
             (Callable 01/15/06 @ $101.69)                      (CCC+ , B3)          01/15/09        10.125               203,000
      200  Pinnacle Foods Holding Corp., Global Senior
             Subordinated Notes
             (Callable 12/01/08 @ $104.13) ss.                   (B- , B3)           12/01/13         8.250               191,500
                                                                                                                    -------------
                                                                                                                          840,125
                                                                                                                    -------------

GAMING (5.6%)
      100  Ameristar Casinos, Inc., Global Company
             Guaranteed Notes
             (Callable 02/15/06 @ $105.38)                       (B+ , B2)           02/15/09        10.750               106,500
      100  Aztar Corp., Global Senior Subordinated Notes
             (Callable 08/15/06 @ $104.50)                      (B+ , Ba3)           08/15/11         9.000               106,375
      100  CCM Merger, Inc., Rule 144A, Notes
             (Callable 08/01/09 @ $104.00) ++                    (B- , B3)           08/01/13         8.000                96,500
      100  Choctaw Resort Development Enterprise,
             Rule 144A, Senior Notes
             (Callable 11/15/11@ $103.63) ++                    (BB- , B1)           11/15/19         7.250               102,125
       75  Circus & Eldorado, Global First Mortgage Notes
             (Callable 03/01/07 @ $105.06)                       (B , B1)            03/01/12        10.125                79,688
      100  Hard Rock Hotel, Inc., Global Notes
             (Callable 06/01/08 @ $104.44)                       (B , B3)            06/01/13         8.875               108,250
      100  Herbst Gaming, Inc., Global Senior
             Subordinated Notes
             (Callable 06/01/08 @ $104.06)                       (B- , B3)           06/01/12         8.125               104,500
      100  Inn of The Mountain Gods, Rule 144A, Senior
             Notes (Callable 11/15/07 @ $106.00) ++ss.           (B , B3)            11/15/10        12.000                99,500
      100  Majestic Star Casino LLC, Company Guaranteed
             Notes (Callable 10/15/07 @ $104.75) ss.             (B , B2)            10/15/10         9.500               105,750
       25  MGM Mirage, Company Guaranteed Notes                 (BB , Ba2)           10/01/09         6.000                24,969
       50  MGM Mirage, Company Guaranteed Notes                 (BB , Ba2)           09/15/10         8.500                54,437
      100  MGM Mirage, Company Guaranteed Notes ss.             (B+ , Ba3)           02/01/11         8.375               107,500
      100  MGM Mirage, Global Senior Notes                      (BB , Ba2)           09/01/12         6.750               101,875
      100  Seneca Gaming Corp., Global Senior Notes
             (Callable 05/01/08 @ $103.63) ss.                  (BB- , B1)           05/01/12         7.250               101,125
      100  Virgin River Casino Corp., Global Company
             Guaranteed Notes
             (Callable 01/15/09 @ $104.50) #                     (B , B3)            01/15/12         9.000               102,500
      125  Waterford Gaming LLC, Rule 144A, Senior
             Notes (Callable 09/15/08 @ $103.55) ++              (B+ , B1)           09/15/12         8.625               133,750
       55  Windsor Woodmont Black Hawk, Series B,
             First Mortgage Notes 0^                             (NR , NR)           03/15/05        13.000                     0
      100  Wynn Las Vegas LLC, Global First Mortgage
             Notes (Callable 12/01/09 @ $103.31) ss.             (B+ , B2)           12/01/14         6.625                97,750
                                                                                                                    -------------
                                                                                                                        1,633,094
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
HEALTHCARE FACILITIES/SUPPLIES (5.7%)
$     100  Alpharma, Inc., Global Company Guaranteed
             Notes (Callable 05/01/07 @ $104.31)                 (B- , B3)           05/01/11         8.625         $     109,125
       75  DaVita, Inc., Global Company Guaranteed Notes
             (Callable 03/15/10 @ $103.63)                       (B , B3)            03/15/15         7.250                76,312
       75  Extendicare Health Services, Inc., Global
             Senior Subordinated Notes
             (Callable 05/01/09 @ $103.44) ss.                   (B , B2)            05/01/14         6.875                73,688
      100  Fisher Communications, Inc., Global Senior
             Notes (Callable 09/15/09 @ $104.31)                 (B- , B2)           09/15/14         8.625               106,000
       70  Fisher Scientific International, Inc., Global
             Senior Subordinated Notes
             (Callable 08/15/09 @ $103.38)                      (BB+ , Ba3)          08/15/14         6.750                73,325
      300  HCA, Inc., Notes                                     (BB+ , Ba2)          10/01/12         6.300               302,998
       75  Iasis Healthcare LLC, Global Senior
             Subordinated Notes
             (Callable 06/15/09 @ $104.38)                       (B- , B3)           06/15/14         8.750                79,125
      150  MQ Associates, Inc., Global Senior Discount
             Notes (Callable 08/15/08 @ $109.00) +ss.          (CCC+ , Caa3 )        08/15/12         0.000                86,250
       75  Omega Healthcare Investors, Inc., Rule 144A,
             Senior Notes (Callable 01/15/11 @ $103.50) ++      (BB- , B1)           01/15/16         7.000                74,719
       50  Omnicare, Inc., Senior Subordinated Notes
             (Callable 12/15/10 @ $103.44) ss.                  (BB+ , Ba3)          12/15/15         6.875                51,000
       50  Rotech Healthcare, Inc., Global Company
             Guaranteed Notes
             (Callable 04/01/07 @ $104.75)                       (B+ , B2)           04/01/12         9.500                52,750
      100  Rural / Metro Corp., Rule 144A, Senior
             Subordinated Notes
             (Callable 03/15/10 @ $104.94) ++                  (CCC+ , Caa1)         03/15/15         9.875               102,500
      115  Tenet Healthcare Corp., Global Senior Notes           (B , B3)            07/01/14         9.875               117,012
       75  Triad Hospitals, Inc., Senior Notes
             (Callable 05/15/08 @ $103.50)                      (BB- , B2)           05/15/12         7.000                76,969
       75  Triad Hospitals, Inc., Senior Subordinated
             Notes (Callable 11/15/08 @ $103.50)                 (B , B3)            11/15/13         7.000                75,562
      100  Universal Hospital Services, Inc., Global Senior
             Notes (Callable 11/01/07 @ $105.06)                 (B- , B3)           11/01/11        10.125               104,000
      100  Vanguard Health Holdings Co., Global Senior
             Subordinated Notes
             (Callable 10/01/09 @ $104.50)                     (CCC+ , Caa1)         10/01/14         9.000               106,750
                                                                                                                    -------------
                                                                                                                        1,668,085
                                                                                                                    -------------

HOME BUILDERS (2.2%)
      100  Beazer Homes USA, Inc., Global Company
             Guaranteed Notes
             (Callable 04/15/07 @ $104.19)                      (BB , Ba1)           04/15/12         8.375               104,500
      100  K Hovnanian Enterprises, Inc., Global Company
             Guaranteed Notes                                   (BB , Ba1)           01/15/16         6.250                93,283
       50  KB Home, Senior Notes ss.                            (BB+ , Ba1)          06/15/15         6.250                48,637
       50  KB Home, Senior Subordinated Notes ss.               (BB- , Ba2)          12/15/08         8.625                53,359
       75  Standard Pacific Corp., Global Senior Notes          (BB , Ba2)           08/15/15         7.000                69,562
      100  Technical Olympic USA, Inc., Global Senior
             Subordinated Notes                                  (B- , B2)           01/15/15         7.500                84,500


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
HOME BUILDERS
$     100  WCI Communities, Inc., Global Company
             Guaranteed Notes
             (Callable 05/01/07 @ $104.56) ss.                  (B+ , Ba3)           05/01/12         9.125         $     100,000
      100  William Lyon Homes, Inc., Global Senior Notes
             (Callable 12/15/08 @ $103.81)                       (B , B2)            12/15/12         7.625                88,750
                                                                                                                    -------------
                                                                                                                          642,591
                                                                                                                    -------------

INDUSTRIAL - OTHER (1.0%)
      200  Coleman Cable, Inc., Global Company
             Guaranteed Notes
             (Callable 10/01/08 @ $104.94)                       (B- , B3)           10/01/12         9.875               163,000
      150  True Temper Sports, Inc., Global Company
             Guaranteed Notes
             (Callable 03/15/08 @ $104.19)                     (CCC+ , Caa1)         09/15/11         8.375               135,750
                                                                                                                    -------------
                                                                                                                          298,750
                                                                                                                    -------------

LEISURE (1.7%)
      100  Affinity Group, Inc., Global Senior Subordinated
             Notes (Callable 02/15/08 @ $104.50)                 (B- , B3)           02/15/12         9.000               100,375
       72  AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 02/01/06 @ $101.58) ss.            (CCC+ , B3)          02/01/11         9.500                71,190
       75  Bally Total Fitness Holding Corp., Global Senior
             Notes (Callable 07/15/07 @ $105.25)               (CCC , Caa1)          07/15/11        10.500                77,625
      100  Cinemark USA, Inc., Global Senior Subordinated
             Notes (Callable 02/01/08 @ $104.50)                 (B- , B3)           02/01/13         9.000               106,250
      150  Six Flags, Inc., Rule 144A, Global Senior Notes
             (Callable 06/01/09 @ $104.81) ++                  (CCC , Caa1)          06/01/14         9.625               146,625
                                                                                                                    -------------
                                                                                                                          502,065
                                                                                                                    -------------

LODGING (0.6%)
      150  Host Marriott LP, Series O, Global Company
             Guaranteed Notes
             (Callable 03/15/10 @ $103.19)                      (B+ , Ba2)           03/15/15         6.375               150,375
       25  San Pasqual Casino, Rule 144A, Notes
             (Callable 09/15/09 @ $104.00) ++                    (B+ , B2)           09/15/13         8.000                25,500
                                                                                                                    -------------
                                                                                                                          175,875
                                                                                                                    -------------

METALS & MINING (2.0%)
      100  AK Steel Corp., Global Company Guaranteed
             Notes (Callable 06/15/07 @ $103.88) ss.             (B+ , B1)           06/15/12         7.750                90,750
      100  Aleris International, Inc., Global Company
             Guaranteed Notes
             (Callable 11/15/09 @ $104.50)                       (B , NR)            11/15/14         9.000               103,500
      150  International Steel Group, Inc., Global
             Senior Notes                                       (BB , Ba2)           04/15/14         6.500               150,750
      125  Southern Peru Copper Corp., Rule 144A,
             Notes ++                                          (BBB- , Ba1)          07/27/15         6.375               125,085
      100  UCAR Finance, Inc., Global Company
             Guaranteed Notes
             (Callable 02/15/07 @ $105.12) ss.                   (B- , B2)           02/15/12        10.250               106,125
                                                                                                                    -------------
                                                                                                                          576,210
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
OIL EQUIPMENT (0.4%)
$     100  Pride International, Inc., Global Senior Notes
             (Callable 07/15/09 @ $103.69) ss.                  (BB- , Ba2)          07/15/14         7.375         $     107,750
                                                                                                                    -------------

PAPER & FOREST PRODUCTS (1.8%)
      100  Caraustar Industries, Inc., Global Company
             Guaranteed Notes
             (Callable 04/01/06 @ $105.25) ss.                  (B- , Caa1)          04/01/11         9.875               102,500
      100  Cellu Tissue Holdings, Global Secured Notes
             (Callable 03/15/07 @ $107.31)                       (B , B2)            03/15/10         9.750                99,500
       70  Georgia-Pacific Corp., Notes                         (BB+ , Ba2)          05/15/31         8.875                70,525
      200  Newark Group, Inc., Global Senior Subordinated
             Notes (Callable 03/15/09 @ $104.88)                (B- , Caa1)          03/15/14         9.750               177,000
      100  Pope & Talbot, Inc., Debentures                       (B- , B3)           06/01/13         8.375                74,500
                                                                                                                    -------------
                                                                                                                          524,025
                                                                                                                    -------------

PHARMACEUTICALS (0.8%)
       75  Athena Neurosciences Finance LLC, Company
             Guaranteed Notes                                    (B , B3)            02/21/08         7.250                73,594
       82  Biovail Corp., Yankee Senior Subordinated
             Notes (Callable 04/01/06 @ $103.94) ss.            (BB- , B2)           04/01/10         7.875                85,382
       75  Mylan Laboratories, Inc., Rule 144A, Senior
             Notes ++ss.                                        (BB+ , Ba1)          08/15/10         5.750                75,469
                                                                                                                    -------------
                                                                                                                          234,445
                                                                                                                    -------------

PUBLISHING (2.6%)
      150  Cenveo Corp., Global Senior Subordinated
             Notes (Callable 12/01/08 @ $103.94) ss.             (B- , B3)           12/01/13         7.875               145,500
      200  Dex Media, Inc., Global Notes
             (Callable 11/15/08 @ $104.00)                       (B , B3)            11/15/13         8.000               205,000
      125  Houghton Mifflin Co., Global Senior Subordinated
             Notes (Callable 02/01/08 @ $104.94) ss.            (B- , Caa1)          02/01/13         9.875               134,219
      150  Morris Publishing Group LLC, Global Company
             Guaranteed Notes
             (Callable 08/01/08 @ $103.50)                      (B+ , Ba3)           08/01/13         7.000               142,312
      500  Premier Graphics, Inc., Company Guaranteed
             Notes 0^                                            (NR , NR)           12/01/05        11.500                     0
       35  Vertis, Inc., Global Secured Notes
             (Callable 04/01/06 @ $105.19)                      (CCC , B3)           04/01/09         9.750                36,444
       35  Vertis, Inc., Series B, Global Company
             Guaranteed Notes
             (Callable 06/15/06 @ $105.44) ss.                 (CCC , Caa1)          06/15/09        10.875                34,650
       75  WDAC Subsidiary Corp., Rule 144A, Senior
             Notes (Callable 12/01/09 @ $104.19) ++ss.         (CCC+ , Caa1)         12/01/14         8.375                73,031
                                                                                                                    -------------
                                                                                                                          771,156
                                                                                                                    -------------

RESTAURANTS (0.8%)
      215  AmeriKing, Inc., Senior Notes 0                       (NR , NR)           11/15/07        10.750                     0
       29  AmeriKing, Inc., Senior Notes 0                       (NR , NR)           05/15/08        13.000                     0
      200  AmeriKing, Inc., Units 0                              (NR , NR)           05/15/08        13.000                     0


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
RESTAURANTS
$     150  Friendly Ice Cream Corp., Global Senior Notes
             (Callable 06/15/08 @ $104.19) ss.                   (B- , B2)           06/15/12         8.375         $     134,250
      100  Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/06 @ $101.83) ss.                 (CCC+ , Caa2)         09/15/09        11.000               100,000
                                                                                                                    -------------
                                                                                                                          234,250
                                                                                                                    -------------

RETAIL-FOOD & DRUG (0.8%)
       75  Delhaize America, Inc., Global Company
             Guaranteed Notes                                   (BB+ , Ba1)          04/15/11         8.125                82,130
      100  Rite Aid Corp., Global Secured Notes
             (Callable 05/01/07 @ $104.06)                       (B+ , B2)           05/01/10         8.125               102,250
       50  Stater Brothers Holdings, Inc., Global Senior
             Notes (Callable 06/15/08 @ $104.06)                (BB- , B1)           06/15/12         8.125                49,750
                                                                                                                    -------------
                                                                                                                          234,130
                                                                                                                    -------------

RETAIL STORES (2.8%)
       75  Asbury Automotive Group, Inc., Global
             Company Guaranteed Notes
             (Callable 06/15/07 @ $104.50)                       (B , B3)            06/15/12         9.000                75,375
       70  Brookstone Company, Inc., Rule 144A, Secured
             Notes (Callable 10/15/09 @ $106.00) ++ss.           (B , B3)            10/15/12        12.000                65,800
       50  CSK Auto, Inc., Global Company Guaranteed
             Notes (Callable 01/15/09 @ $103.50)                 (B- , B2)           01/15/14         7.000                45,500
      100  Finlay Fine Jewelry Corp., Global Senior Notes
             (Callable 06/01/08 @ $104.19) ss.                   (B+ , B2)           06/01/12         8.375                90,500
      370  Flooring America, Inc., Series B, Company
             Guaranteed Notes
             (Callable 03/16/06 @ $100.00) 0^                    (NR , NR)           10/15/07         9.250                     0
      100  GSC Holdings Corp., Rule 144A, Company
             Guaranteed Notes
             (Callable 10/01/09 @ $104.00) ++ss.                (B+ , Ba3)           10/01/12         8.000                94,500
      125  JC Penney Company, Inc., Series MTNA,
             Notes ss.                                          (BB+ , Ba1)          10/15/15         6.875               135,958
       50  Movie Gallery, Inc., Global Senior Unsecured
             Notes (Callable 05/01/08 @ $105.50) ss.            (CCC+ , B3)          05/01/12        11.000                39,250
       75  Neiman Marcus Group, Inc., Rule 144A,
             Senior Subordinated Notes
             (Callable 10/15/10 @ $105.19) ++                    (B- , B3)           10/15/15        10.375                76,594
      200  Southern States Cooperative, Inc., Rule 144A,
             Senior Notes (Callable 11/01/07 @ $108.00) ++       (B , B3)            11/01/10        10.500               211,000
                                                                                                                    -------------
                                                                                                                          834,477
                                                                                                                    -------------

SATELLITE (1.2%)
       80  Directv Holdings LLC, Global Senior Notes
             (Callable 03/15/08 @ $104.19)                      (BB- , Ba2)          03/15/13         8.375                86,400
      150  Echostar DBS Corp., Global Company
             Guaranteed Notes                                   (BB- , Ba3)          10/01/14         6.625               144,563
      116  PanAmSat Corp., Global Company Guaranteed
             Notes (Callable 08/15/09 @ $104.50)                 (B+ , B1)           08/15/14         9.000               122,090
                                                                                                                    -------------
                                                                                                                          353,053
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS (2.8%)
$     226  Chesapeake Energy Corp., Senior Notes
             (Callable 01/15/09 @ $103.44)                      (BB- , Ba2)          01/15/16         6.875         $     232,780
      150  El Paso Production Holding Co., Global
             Company Guaranteed Notes
             (Callable 06/01/08 @ $103.88)                      (CCC+ , B3)          06/01/13         7.750               156,375
       65  Magnum Hunter Resources, Inc., Global
             Company Guaranteed Notes
             (Callable 03/15/07 @ $104.80)                      (B+ , Ba3)           03/15/12         9.600                70,850
      100  Plains Exploration & Production Co., Series B,
             Global Senior Subordinated Notes
             (Callable 07/01/07 @ $104.38)                      (B+ , Ba3)           07/01/12         8.750               108,250
       50  Range Resources Corp., Global Company
             Guaranteed Notes
             (Callable 03/15/10 @ $103.19)                       (B , B2)            03/15/15         6.375                49,250
      100  Swift Energy Co., Senior Notes
             (Callable 07/15/08 @ $103.81)                      (BB- , B1)           07/15/11         7.625               102,500
      100  Vintage Petroleum, Inc., Global Senior
             Subordinated Notes
             (Callable 05/15/06 @ $103.94)                       (B , B1)            05/15/11         7.875               105,000
                                                                                                                    -------------
                                                                                                                          825,005
                                                                                                                    -------------

SERVICES (3.8%)
      100  Alderwoods Group, Inc., Global Company
             Guaranteed Notes
             (Callable 09/15/08 @ $103.88)                       (B , B2)            09/15/12         7.750               104,000
      100  Brickman Group, Ltd., Series B, Global
             Company Guaranteed Notes
             (12/15/06 @ $105.88)                                (B , B2)            12/15/09        11.750               111,250
      100  Hertz Corp., Rule 144A, Senior Notes
             (Callable 01/01/10 @ $104.44) ++                    (B , B1)            01/01/14         8.875               102,375
      150  HydroChem Industrial Services, Inc., Rule 144A,
             Senior Subordinated Notes
             (Callable 02/15/09 @ $104.63) ++                   (B- , Caa1)          02/15/13         9.250               144,750
      100  Iron Mountain, Inc., Company Guaranteed
             Notes (Callable 07/01/08 @ $103.31) ss.            (B , Caa1)           01/01/16         6.625                93,500
      100  Morton's Restaurant Group, Inc., Global
             Secured Notes (Callable 07/01/07 @ $105.30)         (B- , B2)           07/01/10         7.500                99,500
      175  Muzak LLC/Muzak Finance, Global Senior Notes
             (Callable 02/15/06 @ $105.00)                     (CCC- , Caa2)         02/15/09        10.000               153,562
       50  Rent-Way, Inc., Global Secured Notes                  (B- , B3)           06/15/10        11.875                53,438
       75  Stewart Enterprises, Inc., Rule 144A, Senior
             Notes (Callable 02/15/09 @ $103.13) ++#            (BB- , B1)           02/15/13         7.750                72,375
      105  United Rentals North America, Inc., Global
             Company Guaranteed Notes
             (Callable 02/15/08 @ $103.25)                      (BB- , B2)           02/15/12         6.500               102,769
       75  Williams Scotsman, Inc., Global Company
             Guaranteed Notes
             (Callable 10/01/10 @ $104.25)                       (B , B3)            10/01/15         8.500                78,000
                                                                                                                    -------------
                                                                                                                        1,115,519
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
CORPORATE BONDS
TECHNOLOGY (2.9%)
$      50  Amkor Technology, Inc., Global Senior Notes
             (Callable 05/15/08 @ $103.88)                      (B- , Ba3)           05/15/13         7.750         $      43,750
       32  Ampex Corp., Secured Notes ^                          (NR , NR)           08/15/08        12.000                31,597
       75  Magnachip Semiconductor, Global Senior
             Subordinated Notes
             (Callable 12/15/09 @ $104.00) ss.                   (B- , B2)           12/15/14         8.000                72,000
       75  Sanmina-SCI Corp., Global Company
             Guaranteed Notes
             (Callable 03/01/09 @ $103.38) ss.                   (B , B1)            03/01/13         6.750                71,719
      100  Seagate Technology HDD Holdings,
             Global Company Guaranteed Notes
             (Callable 05/15/06 @ $104.00)                      (BB+ , Ba2)          05/15/09         8.000               105,500
       90  Stats Chippac, Ltd., Global Company
             Guaranteed Notes
             (Callable 11/15/08 @ $103.38)                      (BB , Ba2)           11/15/11         6.750                87,300
      145  SunGard Data Systems, Inc, Rule 144A,
             Senior Unsecured Notes
             (Callable 08/15/09 @ $104.56) ++                    (B- , B3)           08/15/13         9.125               150,800
       75  Sungard Data Systems, Inc., Rule 144A,
             Senior Subordinated Notes
             (Callable 08/15/10 @ $105.13) ++                   (B- , Caa1)          08/15/15        10.250                75,375
      200  Xerox Corp., Senior Notes
             (Callable 06/15/08 @ $103.81) ss.                  (BB- , Ba2)          06/15/13         7.625               212,000
                                                                                                                    -------------
                                                                                                                          850,041
                                                                                                                    -------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.9%)
      100  BGF Industries, Inc., Series B,
             Senior Subordinated Notes
             (Callable 01/15/06 @ $101.75)                      (CCC- , Ca)          01/15/09        10.250               102,250
      100  Levi Strauss & Co., Global Senior Notes
             (Callable 12/15/07 @ $106.12)                      (CCC , Ca)           12/15/12        12.250               112,000
       50  Phillips-Van Heusen Corp., Global Senior Notes
             (Callable 02/15/08 @ $103.62) ss.                   (BB , B2)           02/15/11         7.250                51,000
                                                                                                                    -------------
                                                                                                                          265,250
                                                                                                                    -------------

TOWER (0.3%)
      100  American Tower Corp., Global Senior Notes
             (Callable 10/15/08 @ $103.56)                      (BB- , B1)           10/15/12         7.125               103,500
                                                                                                                    -------------

TRANSPORTATION/OTHER (0.7%)
       97  American Commercial Lines, Global Company
             Guaranteed Notes
             (Callable 02/15/10 @ $104.75)                       (B- , B3)           02/15/15         9.500               105,245
      100  Overseas Shipholding Group, Inc., Global Senior
             Notes (Callable 03/15/08 @ $104.12)                (BB+ , Ba1)          03/15/13         8.250               106,250
                                                                                                                    -------------
                                                                                                                          211,495
                                                                                                                    -------------

UTILITIES (3.8%)
       50  Allegheny Energy Supply Company LLC,
             Global Notes ss.                                    (B , Ba3)           03/15/11         7.800                54,750


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------         -----         -------------
CORPORATE BONDS
UTILITIES
$     100  Aquila, Inc., Senior Notes ss.                        (B- , B2)           11/15/09         7.625         $     102,500
      100  CMS Energy Corp., Senior Notes ss.                    (B+ , B1)           01/15/09         7.500               103,500
      100  Edison Mission Energy, Senior Notes                   (B+ , B1)           06/15/09         7.730               103,750
      100  Mirant Americas Generation LLC, Senior
             Notes 0                                             (NR , NR)           05/01/06         7.625               122,500
      100  Mirant Corp., Rule 144A, Senior Notes ++0ss.          (D , NR)            01/15/06         7.400               124,500
      100  Mirant North America LLC, Rule 144A, Senior
             Notes (Callable 12/31/09 @ $103.69) ++              (B- , B1)           12/31/13         7.375               101,625
       33  Nevada Power Co., Series E, Global Notes
             (Callable 10/15/06 @ $105.44)                      (BB , Ba1)           10/15/09        10.875                36,217
       83  NRG Energy, Inc., Global Company Guaranteed
             Notes (Callable 12/15/08 @ $104.00)                 (B , B1)            12/15/13         8.000                92,960
      100  Sierra Pacific Resources, Global Senior Notes
             (Callable 03/15/09 @ $104.31)                      (B- , Ba2)           03/15/14         8.625               108,699
       50  TECO Energy, Inc., Notes ss.                         (BB , Ba2)           05/01/11         7.200                53,000
      100  Texas Genco LLC, Rule 144A, Senior Notes
             (Callable 12/15/09 @ $103.44) ++                    (B , B1)            12/15/14         6.875               108,750
                                                                                                                    -------------
                                                                                                                        1,112,751
                                                                                                                    -------------

WIRELESS (3.8%)
       50  AirGate PCS, Inc., Rule 144A, Secured Notes
             (Callable 01/01/06 @ $104.69) ++                  (CCC , Caa1)          09/01/09         9.375                52,500
      107  AirGate PCS, Inc., Secured Notes
             (Callable 01/01/06 @ $104.69) ss.                 (CCC , Caa1)          09/01/09         9.375               111,930
       50  American Cellular Corp., Series B, Global Senior
             Notes (Callable 08/01/07 @ $105.00)                (B- , Caa1)          08/01/11        10.000                54,500
       75  Centennial Communications Corp., Global
             Company Guaranteed Notes
             (Callable 06/15/08 @ $105.06)                      (CCC , B3)           06/15/13        10.125                81,938
       75  Dobson Cellular Systems, Inc., Global Secured
             Notes (Callable 11/01/08 @ $104.94)               (CCC , Caa1)          11/01/12         9.875                83,063
       50  Dobson Communications Corp., Global Senior
             Notes (Callable 10/01/08 @ $104.44)               (CCC , Caa2)          10/01/13         8.875                50,125
      100  iPCS, Inc., Global Senior Notes
             (Callable 05/01/08 @ $105.75)                      (CCC , B3)           05/01/12        11.500               115,250
      150  Nextel Communications, Inc., Series D, Senior
             Notes (Callable 08/01/08 @ $103.69)                (A- , Baa2)          08/01/15         7.375               158,421
       75  Nextel Partners, Inc., Global Senior Notes
             (Callable 07/01/07 @ $104.06)                     (BB- , Caa1)          07/01/11         8.125                80,531
       50  Rural Cellular Corp., Global Senior Notes
             (Callable 08/01/07 @ $104.94)                     (CCC , Caa1)          02/01/10         9.875                53,000
       50  Rural Cellular Corp., Global Senior Subordinated
             Notes (Callable 01/15/06 @ $104.88) ss.           (CCC , Caa2)          01/15/10         9.750                50,750
       70  Rural Cellular Corp., Rule 144A, Senior
             Subordinated Notes
             (Callable 11/01/07 @ $102.00) ++#                 (CCC , Caa2)          11/01/12        10.041                70,875
      150  Triton PCS, Inc., Global Company Guaranteed
             Notes (Callable 06/01/08 @ $104.25)               (CCC- , Caa1)         06/01/13         8.500               140,250
                                                                                                                    -------------
                                                                                                                        1,103,133
                                                                                                                    -------------

TOTAL CORPORATE BONDS (Cost $25,805,030)                                                                               25,177,106
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
FOREIGN BONDS (6.9%)
BUILDING PRODUCTS (0.4%)
$     100  Maax Holdings, Inc., Global Senior Discount
             Notes (Callable 12/15/08 @ $105.63)
             (Canada) +                                        (CCC+ , Caa1)         12/15/12         0.000         $      31,625
      100  Maax Holdings, Inc., Global Senior
             Subordinated Notes
             (Callable 06/15/08 @ $104.88) (Canada) ss.         (CCC+ , B3)          06/15/12         9.750                79,500
                                                                                                                    -------------
                                                                                                                          111,125
                                                                                                                    -------------

CABLE (0.9%)
      100  Kabel Deutschland GmbH, Rule 144A, Senior
             Notes (Callable 07/01/09 @ $105.31)
             (Germany) ++                                        (B- , B2)           07/01/14        10.625               105,750
      150  Videotron Ltee, Rule 144A, Notes
             (Callable 12/15/10 @ $103.19) (Canada) ++          (B+ , Ba3)           12/15/15         6.375               149,812
                                                                                                                    -------------
                                                                                                                          255,562
                                                                                                                    -------------

CHEMICALS (0.4%)
      100  Rhodia SA, Rule 144A, Global Senior Notes
             (France) ++ss.                                     (CCC+ , B3)          06/01/10        10.250               110,000
                                                                                                                    -------------

ENERGY - OTHER (0.3%)
      100  Harvest Operations Corp., Global Senior Notes
             (Callable 10/15/08 @ $103.94) (Canada)              (B- , B3)           10/15/11         7.875               100,000
                                                                                                                    -------------

GAMING (0.4%)
      125  Kerzner International, Ltd., Rule 144A, Senior
             Subordinated Notes
             (Callable 10/01/10 @ $103.38) (Bahamas) ++          (B , B2)            10/01/15         6.750               122,188
                                                                                                                    -------------

INDUSTRIAL - OTHER (0.1%)
       35  Ashtead Holdings PLC, Rule 144A, Secured
             Notes (Callable 08/01/10 @ $104.31)
             (United Kingdom) ++                                 (B , B2)            08/01/15         8.625                37,013
      504  International Utility Structures, Inc.,
             Subordinated Notes
             (Callable 02/01/06 @ $100.00) (Canada) 0^           (NR , NR)           02/01/08        13.000                     0
                                                                                                                    -------------
                                                                                                                           37,013
                                                                                                                    -------------

LEISURE (0.6%)
      100  Intrawest Corp., Global Senior Notes
             (Callable 10/15/08 @ $103.75) (Canada)              (B+ , B1)           10/15/13         7.500               101,750
       75  NCL Corp., Senior Notes
             (Callable 07/15/09 @ $105.31) (Bermuda) #           (B+ , B2)           07/15/14        10.625                77,812
                                                                                                                    -------------
                                                                                                                          179,562
                                                                                                                    -------------

METALS & MINING (0.4%)
       97  Ispat Inland ULC, Global Secured Notes
             (Callable 04/01/09 @ $104.88) (Canada)            (BBB+ , Ba1)          04/01/14         9.750               110,338
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


       PAR                                                       RATINGS+
      (000)                                                    (S&P/MOODY'S)         MATURITY         RATE%             VALUE
      -----                                                    -------------         --------        ------         -------------
FOREIGN BONDS
PAPER & FOREST PRODUCTS (1.1%)
$     100  Abitibi-Consolidated, Inc., Global Notes
             (Canada)                                           (BB- , Ba3)          06/15/11         7.750         $      95,750
      100  JSG Funding PLC, Global Senior Subordinated
             Notes (Callable 01/31/10 @ $103.88)
             (Ireland)                                          (B- , Caa1)          04/01/15         7.750                83,500
      100  Quebecor World Capital Corp., Global
             Company Guaranteed Notes (Canada)                  (BB , Ba2)           11/15/13         6.125                89,722
      100  Tembec Industries, Inc., Global Company
             Guaranteed Notes (Canada) ss.                       (B , B3)            03/15/12         7.750                54,000
                                                                                                                    -------------
                                                                                                                          322,972
                                                                                                                    -------------

PHARMACEUTICALS (0.3%)
      100  Elan Finance PLC, Global Company Guaranteed
             Notes (Callable 11/15/08 @ $103.88)
             (Ireland)                                           (B , B3)            11/15/11         7.750                94,000
                                                                                                                    -------------

RETAIL-FOOD & DRUG (0.5%)
      150  Jean Coutu Group PJC, Inc., Global Senior
             Subordinated Notes
             (Callable 08/01/09 @ $104.25) (Canada) ss.          (B , B3)            08/01/14         8.500               138,000
                                                                                                                    -------------

SATELLITE (0.2%)
       50  Intelsat, Ltd., Rule 144A, Senior Notes
             (Callable 01/15/09 @ $104.13) (Bermuda) ++          (B+ , B2)           01/15/13         8.250                50,750
                                                                                                                    -------------

TECHNOLOGY (0.3%)
      100  Celestica, Inc., Senior Subordinated Notes
             (Callable 07/01/08 @ $103.94) (Canada)              (B , B2)            07/01/11         7.875               101,250
                                                                                                                    -------------

TELECOMMUNICATIONS (0.1%)
       50  Intelsat, Ltd., Global Senior Notes (Bermuda)        (B , Caa1)           11/01/08         5.250                45,813
                                                                                                                    -------------

TRANSPORTATION/OTHER (0.5%)
      150  Ship Finance International, Ltd., Global Senior
             Notes (Callable 12/15/08 @ $104.25)
             (Bermuda)                                           (B , B1)            12/15/13         8.500               141,000
                                                                                                                    -------------

WIRELESS (0.4%)
      100  Rogers Wireless Communications, Inc., Global
             Secured Notes (Canada)                             (BB , Ba3)           12/15/12         7.250               105,625
                                                                                                                    -------------

TOTAL FOREIGN BONDS (Cost $2,630,506)                                                                                   2,025,198
                                                                                                                    -------------

  NUMBER OF
   SHARES
 ----------

COMMON STOCKS (0.8%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
   413,097  Cambridge Industries Liquidating Trust *^                                                                           0
                                                                                                                    -------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                              VALUE
 ----------                                                        -------------

COMMON STOCKS
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
       70  Crunch Equity Holding LLC Class A *                     $      75,557
                                                                   -------------

HEALTHCARE FACILITIES/SUPPLIES (0.0%)
        1  Magellan Health Services, Inc. *                                   31
                                                                   -------------

RETAIL STORES (0.0%)
    8,710  Safelite Glass Corp., Class B *^                                7,404
      588  Safelite Realty Corp. *^                                        4,704
                                                                   -------------
                                                                          12,108
                                                                   -------------

WIRELESS (0.5%)
   19,309  Dobson Communications Corp. Class A *                         144,818
                                                                   -------------

TOTAL COMMON STOCKS (Cost $573,755)                                      232,514
                                                                   -------------

PREFERRED STOCKS (1.0%)
BROADCAST/OUTDOOR (1.0%)
       32  Paxson Communications Corp. *                                 279,672
                                                                   -------------

GAMING (0.0%)
    1,077  Peninsula Gaming LLC *                                          6,866
                                                                   -------------

TOTAL PREFERRED STOCKS (Cost $282,415)                                   286,538
                                                                   -------------

WARRANTS (0.0%)
COMPETITIVE LOCAL EXCHANGE CARRIER (0.0%)
    2,960  Loral Space & Communications, Ltd., strike
             price $2.37 expires 12/27/06 *^                                   0
                                                                   -------------

RESTAURANTS (0.0%)
      176  New World Restaurant Group, Inc., strike price
             $13.00 expires 6/20/06 *                                          0
                                                                   -------------

RETAIL STORES (0.0%)
   21,345  Safelite Glass Corp., Class A, strike price $6.50
             expires 9/29/06 *^                                                0
   14,230  Safelite Glass Corp., Class B, strike price $6.50
             expires 9/29/07 *^                                                0
                                                                   -------------
                                                                               0
                                                                   -------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
       544  AGY Holding Corp., strike price $0.01 expires
              1/01/10 *^                                                       5
                                                                   -------------

WIRELESS (0.0%)
      500  AirGate PCS, Inc., strike price $0.01 expires
             10/01/09 *                                                   11,464

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------


  NUMBER OF
   SHARES                                                       MATURITY   RATE%       VALUE
 ----------                                                     --------   -----   -------------
WARRANTS
WIRELESS
      500  iPCS, Inc., Rule 144A, strike price $5.50
             expires 7/15/10 *++                                                   $           0
                                                                                   -------------
                                                                                          11,464
                                                                                   -------------
TOTAL WARRANTS (Cost $3,447)                                                              11,469
                                                                                   -------------

SHORT-TERM INVESTMENTS (30.0%)
7,659,125 State Street Navigator Prime Fund ss.ss.                                     7,659,125

       PAR
      (000)
      -----
$   1,122  State Street Bank and Trust Co. Euro Time Deposit    01/03/06   3.350       1,122,000
                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $8,781,125)                                         8,781,125
                                                                                   -------------

TOTAL INVESTMENTS AT VALUE (124.8%) (Cost $38,076,278)                                36,513,950

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.8%)                                        (7,265,901)
                                                                                   -------------

NET ASSETS (100.0%)                                                                $  29,248,049
                                                                                   =============


                            INVESTMENT ABBREVIATIONS
                        MTNA = Medium Term Note Series A
                                  NR=Not Rated

--------------------------------------------------------------------------------

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to a value of $4,765,707 or 16.29% of net assets.

+ Step Bond - The interest rate is as of December 31, 2005 and will reset at a future date.

*       Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

# Variable rate obligations - The interest rate shown is the rate as of December 31, 2005.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

o       Bond is currently in default.

(1)     Par value of security held is less than 1,000.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


                                                                                       FIXED            GLOBAL HIGH
                                                                                    INCOME FUND         YIELD FUND
                                                                                   --------------     ---------------
ASSETS
    Investments at value, including collateral for securities on loan of $14,625,144 and $7,659,125, respectively
        (cost $141,279,903 and $38,076,278, respectively) (Note 2)                 $  140,436,457 1   $    36,513,950 2
    Cash                                                                                   22,000              83,973
    Cash segregated at broker                                                           1,000,000                  --
    Receivable for investments sold                                                     6,259,142                 906
    Dividend and interest receivable                                                      815,444             534,347
    Unrealized appreciation on forward currency contracts (Note 2)                        288,597                  --
    Variation margin receivable (Note 2)                                                   96,976                  --
    Prepaid expenses and other assets                                                      15,909              19,534
                                                                                   --------------     ---------------
        Total Assets                                                                  148,934,525          37,152,710
                                                                                   --------------     ---------------

LIABILITIES
    Advisory fee payable (Note 3)                                                          33,625              14,053
    Administrative services fee payable (Note 3)                                           14,896               7,144
    Payable for investments purchased                                                  18,466,700              76,967
    Payable upon return of securities loaned (Note 2)                                  14,625,144           7,659,125
    Unrealized depreciation on forward currency contracts (Note 2)                        391,257                  --
    Variation margin payable (Note 2)                                                     135,931                  --
    Payable for fund shares redeemed                                                       42,286             112,724
    Commitment fees payable (Note 3)                                                          450                 113
    Other accrued expenses payable                                                         43,122              34,535
                                                                                   --------------     ---------------
        Total Liabilities                                                              33,753,411           7,904,661
                                                                                   --------------     ---------------

NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                8,127               2,936
    Paid-in capital (Note 6)                                                          149,230,161          77,992,188
    Accumulated net investment income (loss)                                               28,756            (434,323)
    Accumulated net realized loss from investments, futures
        transactions, options written and foreign currency transactions               (32,978,625)        (46,750,424)
    Net unrealized depreciation from investments, futures
        transactions and foreign currency translations                                 (1,107,305)         (1,562,328)
                                                                                   --------------     ---------------
        Net Assets                                                                 $  115,181,114     $    29,248,049
                                                                                   ==============     ===============
    Shares outstanding                                                                  8,126,668           2,935,941
                                                                                   --------------     ---------------
    Net asset value, offering price, and redemption price per share                $        14.17     $          9.96
                                                                                   ==============     ===============


--------------------------------------------------------------------------------
1     Including $14,334,059 of securities on loan.

2     Including $7,503,429 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


                                                                                       FIXED            GLOBAL HIGH
                                                                                    INCOME FUND         YIELD FUND
                                                                                   --------------     ---------------
INVESTMENT INCOME (Note 2)
    Interest                                                                       $    5,655,394     $     2,560,627
    Dividends                                                                              23,835              44,308
    Securities lending                                                                     21,134              37,190
                                                                                   --------------     ---------------
      Total investment income                                                           5,700,363           2,642,125
                                                                                   --------------     ---------------

EXPENSES
    Investment advisory fees (Note 3)                                                     453,097             213,483
    Administrative services fees (Note 3)                                                 115,668              67,676
    Custodian fees                                                                         40,168               8,370
    Audit and tax fees                                                                     24,862              18,431
    Registration fees                                                                      21,493              22,966
    Legal fees                                                                             20,334              24,595
    Printing fees (Note 3)                                                                 19,971              21,106
    Directors' fees                                                                        16,904              16,904
    Insurance expense                                                                       7,130               4,916
    Commitment fees (Note 4)                                                                3,031                 745
    Transfer agent fees                                                                     2,414               2,950
    Interest expense (Note 4)                                                                 124               4,973
    Miscellaneous expense                                                                  14,266              13,270
                                                                                   --------------     ---------------
      Total expenses                                                                      739,462             420,385
    Less: fees waived (Note 3)                                                           (195,747)           (206,902)
                                                                                   --------------     ---------------
      Net expenses                                                                        543,715             213,483
                                                                                   --------------     ---------------
      Net investment income                                                             5,156,648           2,428,642
                                                                                   --------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
    FUTURES CONTRACTS, OPTIONS WRITTEN AND
    FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                   (190,057)         (1,114,030)
    Net realized gain from futures contracts                                              145,125                  --
    Net realized gain from options written                                                180,620                  --
    Net realized loss from foreign currency transactions                                 (254,943)                 --
    Net change in unrealized appreciation (depreciation) from investments              (2,676,196)           (556,315)
    Net change in unrealized appreciation (depreciation) from futures contracts          (190,062)                 --
    Net change in unrealized appreciation (depreciation) from options written             (29,051)                 --
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                              (108,451)                 --
                                                                                   --------------     ---------------
    Net realized and unrealized loss from investments, futures contracts,
      options written and foreign currency related items                               (3,123,015)         (1,670,345)
                                                                                   --------------     ---------------
    Net increase in net assets resulting from operations                           $    2,033,633     $       758,297
                                                                                   ==============     ===============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         FIXED INCOME FUND
                                                          ------------------------------------------------
                                                                           FOR THE PERIOD
                                                          FOR THE YEAR      SEPTEMBER 1,     FOR THE YEAR
                                                              ENDED           2004 TO            ENDED
                                                          DECEMBER 31,      DECEMBER 31,      AUGUST 31,
                                                              2005             2004 1            2004
                                                          -------------    --------------    -------------
FROM OPERATIONS
Net investment income                                     $   5,156,648    $    1,831,676    $   4,615,797
Net realized gain (loss) from investments, futures
  contracts, options written, swap contracts and
  foreign currency transactions                                (119,255)        1,527,094        2,489,835
Net change in unrealized appreciation (depreciation)
  from investments, futures contracts, options written,
  swap contracts and foreign currency translations           (3,003,760)         (479,346)       1,802,248
                                                          -------------    --------------    -------------
  Net increase in net assets
    resulting from operations                                 2,033,633         2,879,424        8,907,880
                                                          -------------    --------------    -------------

FROM DIVIDENDS
Dividends from net investment income                         (5,579,893)       (2,922,597)      (5,966,305)
                                                          -------------    --------------    -------------
  Net decrease in net assets resulting from dividends        (5,579,893)       (2,922,597)      (5,966,305)
                                                          -------------    --------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
Proceeds from sale of shares                                 23,982,395         3,591,546       12,854,275
Reinvestment of dividends                                     5,362,211         2,814,946        5,764,916
Net asset value of shares redeemed                          (37,906,984)       (8,765,549)     (33,109,039)
                                                          -------------    --------------    -------------
  Net increase (decrease) in net assets from
    capital share transactions                               (8,562,378)       (2,359,057)     (14,489,848)
                                                          -------------    --------------    -------------
Net increase (decrease) in net assets                       (12,108,638)       (2,402,230)     (11,548,273)

NET ASSETS
Beginning of period                                         127,289,752       129,691,982      141,240,255
                                                          -------------    --------------    -------------
End of period                                             $ 115,181,114    $  127,289,752    $ 129,691,982
                                                          =============    ==============    =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $      28,756    $      (50,319)   $     973,127
                                                          =============    ==============    =============


--------------------------------------------------------------------------------

1     The Funds changed their fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                       GLOBAL HIGH YIELD FUND
                                                          ------------------------------------------------
                                                                           FOR THE PERIOD
                                                          FOR THE YEAR      SEPTEMBER 1,     FOR THE YEAR
                                                              ENDED            2004 TO           ENDED
                                                          DECEMBER 31,      DECEMBER 31,      AUGUST 31,
                                                              2005             2004 1            2004
                                                          -------------    --------------    -------------
FROM OPERATIONS
Net investment income                                     $   2,428,642    $      932,081    $   2,241,345
Net realized gain (loss) from investments, futures
  contracts, options written, swap contracts and
  foreign currency transactions                              (1,114,030)          127,180       (2,794,058)
Net change in unrealized appreciation (depreciation)
  from investments, futures contracts, options written,
  swap contracts and foreign currency translations             (556,315)        1,689,817        4,939,708
                                                          -------------    --------------    -------------
  Net increase in net assets
    resulting from operations                                   758,297         2,749,078        4,386,995
                                                          -------------    --------------    -------------

FROM DIVIDENDS
Dividends from net investment income                         (2,741,727)       (1,864,690)      (3,876,496)
                                                          -------------    --------------    -------------
  Net decrease in net assets resulting from dividends        (2,741,727)       (1,864,690)      (3,876,496)
                                                          -------------    --------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
Proceeds from sale of shares                                 10,714,230         1,268,790       15,885,261
Reinvestment of dividends                                     2,671,029         1,848,741        3,813,343
Net asset value of shares redeemed                          (16,995,445)       (1,835,223)     (14,263,345)
                                                          -------------    --------------    -------------
  Net increase (decrease) in net assets from
    capital share transactions                               (3,610,186)        1,282,308        5,435,259
                                                          -------------    --------------    -------------
Net increase (decrease) in net assets                        (5,593,616)        2,166,696        5,945,758

NET ASSETS
Beginning of period                                          34,841,665        32,674,969       26,729,211
                                                          -------------    --------------    -------------
End of period                                             $  29,248,049    $   34,841,665    $  32,674,969
                                                          =============    ==============    =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $    (434,323)   $     (895,357)   $      (9,048)
                                                          =============    ==============    =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)
--------------------------------------------------------------------------------


                                                        FOR THE
                                                        PERIOD
                                      FOR THE YEAR    SEPTEMBER 1,
                                         ENDED          2004 TO                  FOR THE YEAR ENDED AUGUST 31,
                                      DECEMBER 31,    DECEMBER 31,   --------------------------------------------------------
                                         2005           2004 1          2004           2003          2002 2          2001
                                      ------------    -----------    -----------    -----------    -----------    -----------
PER SHARE DATA
   Net asset value,
     beginning of period              $      14.59    $     14.60    $     14.27    $     14.12    $     15.79    $     14.95
                                      ------------    -----------    -----------    -----------    -----------    -----------
INVESTMENT OPERATIONS
   Net investment income                      0.63           0.22           0.50           0.67           0.83           1.02
   Net gain (loss) on investments,
     future contracts, options
     written, swap contracts and
     foreign currency related items
     (both realized and unrealized)          (0.37)          0.11           0.46           0.35          (1.27)          0.85
                                      ------------    -----------    -----------    -----------    -----------    -----------
       Total from investment
         operations                           0.26           0.33           0.96           1.02          (0.44)          1.87
                                      ------------    -----------    -----------    -----------    -----------    -----------
LESS DIVIDENDS
   AND DISTRIBUTIONS
   Dividends from net
     investment income                       (0.68)         (0.34)         (0.63)         (0.87)         (0.83)         (1.03)
   Distributions from net
     realized gains                             --             --             --             --          (0.40)            --
                                      ------------    -----------    -----------    -----------    -----------    -----------
       Total dividends
         and distributions                   (0.68)         (0.34)         (0.63)         (0.87)         (1.23)         (1.03)
                                      ------------    -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $      14.17    $     14.59    $     14.60    $     14.27    $     14.12    $     15.79
                                      ============    ===========    ===========    ===========    ===========    ===========

       Total return 3                         1.82%          2.26%          6.86%          7.40%         (2.92)%        13.02%

 RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period
     (000s omitted)                   $    115,181    $   127,290    $   129,692    $   141,240    $   275,863    $   532,627
   Ratio of expenses to average
     net assets                               0.45%          0.45% 4        0.45%          0.45%          0.45%          0.45%
   Ratio of net investment income
     to average net assets                    4.27%          4.29% 4        3.43%          4.18%          5.41%          6.71%
   Decrease reflected in above
     operating expense
     ratios due to waivers                    0.16%          0.22% 4        0.17%          0.14%          0.05%          0.06%
   Portfolio turnover rate                     358%           132%           375%           519%           526%           449%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2 As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each
 Period)
--------------------------------------------------------------------------------


                                                        FOR THE
                                                        PERIOD
                                      FOR THE YEAR    SEPTEMBER 1,
                                         ENDED          2004 TO                  FOR THE YEAR ENDED AUGUST 31,
                                      DECEMBER 31,    DECEMBER 31,   --------------------------------------------------------
                                         2005           2004 1          2004           2003          2002 2          2001
                                      ------------    -----------    -----------    -----------    -----------    -----------
PER SHARE DATA
   Net asset value,
     beginning of period              $      10.65    $     10.38    $     10.26    $      9.90    $     11.84    $     14.11
                                      ------------    -----------    -----------    -----------    -----------    -----------
 INVESTMENT OPERATIONS
   Net investment income                      0.81           0.31           1.01           1.14           1.17           1.40
   Net gain (loss) on investments
     (both realized and unrealized)          (0.55)          0.55           0.72           0.41          (1.94)         (2.21)
                                      ------------    -----------    -----------    -----------    -----------    -----------
       Total from investment
         operations                           0.26           0.86           1.73           1.55          (0.77)         (0.81)
                                      ------------    -----------    -----------    -----------    -----------    -----------
 LESS DIVIDENDS
   Dividends from net
     investment income                       (0.95)         (0.59)         (1.61)         (1.19)         (1.17)         (1.46)
                                      ------------    -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $       9.96    $     10.65    $     10.38    $     10.26    $      9.90    $     11.84
                                      ============    ===========    ===========    ===========    ===========    ===========

       Total return 2                         2.58%          8.43%         18.27%         16.96%         (6.88)%        (5.71)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period
     (000s omitted)                   $     29,248    $    34,842    $    32,675    $    26,729    $    86,846    $    98,008
   Ratio of expenses to average
     net assets                               0.70%          0.70% 4        0.70%          0.70%          0.70%          0.70%
   Ratio of net investment income
     to average net assets                    7.96%          8.30% 4        8.74%         10.15%         10.15% 3       11.06%
   Decrease reflected in above
     operating expense ratios due
     to waivers/reimbursements                0.68%          0.91% 4        0.95%          0.40%          0.27%          0.30%
   Portfolio turnover rate                      71%             5%            30%            56%            52%            20%


--------------------------------------------------------------------------------

1     The Fund changed its fiscal year end from August 31 to December 31.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3 During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Institutional Funds contained in this report are Credit Suisse Institutional Fixed Income Fund ("Fixed Income") and Credit Suisse Global High Yield Fund ("Global High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998 and is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

      Fixed Income and Global High Yield seek high total return as their investment objective.

      Fixed Income and Global High Yield are each authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

under procedures established by the Board of Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Funds amortize premium and accrete discount using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      At December 31, 2005, Fixed Income had the following open forward foreign currency contracts:


FORWARD FOREIGN          EXPIRATION   FOREIGN CURRENCY TO BE     CONTRACT        CONTRACT     UNREALIZED
CURRENCY CONTRACT           DATE         PURCHASED/(SOLD)         AMOUNT          VALUE       GAIN (LOSS)
----------------------   ----------   ----------------------   -------------   ------------   -----------
Brazilian Real            01/13/06    BRL          1,250,000   $     558,285   $    525,873   $   (32,412)
British Pound             01/13/06    (pound)      1,313,000       2,293,155      2,253,963       (39,192)
British Pound             01/13/06    (pound)     (1,313,000)     (2,291,973)    (2,253,963)       38,010
European Economic Unit    01/13/06    (euro)       4,900,000       5,862,850      5,783,930       (78,920)
European Economic Unit    01/13/06    (euro)      (9,517,375)    (11,456,823)   (11,234,253)      222,570
Hungarian Forint          01/13/06    HUF        121,100,000         566,311        565,508          (803)
Japanese Yen              01/13/06    (Y)        387,610,000       3,424,117      3,289,308      (134,809)
Japanese Yen              01/13/06    (Y)       (191,000,000)     (1,644,722)    (1,620,850)       23,872
Norwegian Krone           01/13/06    NKr         14,900,000       2,293,719      2,202,034       (91,685)
Norwegian Krone           01/13/06    NKr        (14,900,000)     (2,273,247)    (2,202,034)       71,213
Polish Zloty              01/13/06    PLN          1,915,761         560,180        588,095        27,915
Swedish Krona             01/13/06    SKr         17,800,000       2,302,210      2,238,739       (63,471)
Swedish Krona             01/13/06    SKr        (17,800,000)     (2,184,371)    (2,238,739)      (54,368)
Turkish Lira              01/18/06    TRL          1,919,000       1,391,120      1,413,239        22,119
Turkish Lira              01/17/06    TRL           (764,000)       (550,036)      (562,735)      (12,699)
                                                               -------------   ------------   -----------
                                                               $  (1,149,225)  $ (1,251,885)  $  (102,660)
                                                               =============   ============   ===========


      I) TBA PURCHASE COMMITMENTS -- Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

      J) FUTURES -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash and /or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At December 31, 2005, Fixed Income had the following open futures contracts:


                                                                                           UNREALIZED
                            NUMBER OF    EXPIRATION      CONTRACT         CONTRACT       APPRECIATION/
FUTURES CONTRACTS           CONTRACTS       DATE          AMOUNT            VALUE        (DEPRECIATION)
------------------------    ---------    ----------    -------------    -------------    --------------
Government of Canada
  10 Year Bonds Futures        54         03/22/06     $   5,289,749    $   5,287,437    $       (2,312)
Federal Republic of
  Germany 10 Year
  Bonds Futures                79         03/08/06        11,266,185       11,353,592            87,407
Government of Japan
  10 Year Bonds Futures         1         03/09/06         1,161,330        1,163,687             2,357
                                                       -------------    -------------    --------------
                                                          17,717,264       17,804,716            87,452
                                                       -------------    -------------    --------------

Australia Treasury 10
  Year Bond Futures           (39)        03/15/06        (2,974,073)      (3,035,272)          (61,199)
UK Treasury
  Bonds Futures               (63)        03/29/06       (12,261,387)     (12,378,368)         (116,981)
U.S. Treasury 2
  Year Notes Futures          (24)        03/31/06        (4,919,519)      (4,924,500)           (4,981)
U.S. Treasury 5
  Year Notes Futures          (32)        03/22/06        (3,393,859)      (3,403,000)           (9,141)
U.S. Treasury 10
  Year Notes Futures          (51)        03/22/06        (5,551,551)      (5,579,719)          (28,168)
U.S. Treasury 20
  Year Bonds Futures          (22)        03/22/06        (2,484,903)      (2,512,125)          (27,222)
                                                       -------------    -------------    --------------
                                                         (31,585,292)     (31,832,984)         (247,692)
                                                       -------------    -------------    --------------

                                                       $ (13,868,028)   $ (14,028,268)   $     (160,240)
                                                       =============    =============    ==============


      K) OPTIONS -- Each Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). Each Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

      When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

      Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      Transactions in written puts and calls options for the year ended December 31, 2005 for Fixed Income were as follows:

                                                       NUMBER OF    PREMIUMS
                                                       CONTRACTS    RECEIVED
                                                       ---------    --------
Options outstanding at beginning of year                     136    $ 47,211
Options written                                            1,449     238,318
Options expired                                               --          --
Options terminated in closing purchase transactions       (1,585)   (285,529)
Options exercised                                             --          --
                                                       ---------    --------
Options outstanding at end of year                            --          --
                                                       =========    ========

      L) SWAPS -- Each Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

      Each Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At December 31, 2005 the Funds had no outstanding swap contracts.

      M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105%

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2005, total earnings from Fixed Income and Global High Yield's investment in cash collateral received in connection with securities lending arrangements was $318,900 and $249,552, respectively, of which $288,756 and $196,626, respectively, was rebated to borrowers (brokers). Fixed Income and Global High Yield retained $21,134 and $37,190 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $9,010 and $15,736, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

      N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

      In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Fund's net asset value.

      The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

(fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

 NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Fund based on the following fee schedule:

        FUND                                ANNUAL RATE
        -----------------        ----------------------------------
        Fixed Income             0.375% of average daily net assets
        Global High Yield        0.70% of average daily net assets

      For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived for each Fund were as follows:

                                 GROSS                              NET
        FUND                  ADVISORY FEE       WAIVER        ADVISORY FEE
        -----------------    --------------   -------------   ---------------
        Fixed Income           $ 453,097       $ (195,747)       $ 257,350
        Global High Yield        213,483         (206,902)           6,581

      Credit Suisse will not recapture from the Funds any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds.

      No compensation is payable by the Funds to CSAMSI for co-administrative services.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

            FUND                                CO-ADMINISTRATION FEE
            -----------------                   ----------------------
            Fixed Income                             $115,668
            Global High Yield                          67,676

      In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid for its services to the Funds as follows:

            FUND                                        AMOUNT
            -----------------                          -------
            Fixed Income                               $12,594
            Global High Yield                           12,845

 NOTE 4. LINE OF CREDIT

      The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, the Funds had no loans outstanding under the Credit Facility. During the year ended December 31, 2005, the Funds had borrowings under the Credit Facility as follows:

                           AVERAGE DAILY    WEIGHTED AVERAGE     MAXIMUM DAILY
      FUND                 LOAN BALANCE     INTEREST RATE %    LOAN OUTSTANDING
      -----------------    -------------    ----------------   ----------------
      Fixed Income         $ 1,400,000            3.188%         $ 1,400,000
      Global High Yield    $ 1,287,807            3.089%         $ 2,700,000

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                      U.S. GOVERNMENT
                             INVESTMENTS           AND AGENCY OBLIGATIONS
                       ------------------------  --------------------------
   FUND                 PURCHASES      SALES      PURCHASES       SALES
   -----------------   -----------  -----------  ------------  ------------
   Fixed Income        $79,476,518  $82,475,212  $348,752,259  $343,030,299
   Global High Yield    20,602,804   22,247,104            --            --

NOTE 6. CAPITAL SHARE TRANSACTIONS

      Fixed Income and Global High Yield are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:


                                                      FIXED INCOME FUND
                               --------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
                               --------------------------------------------------------------
                                                       FOR THE PERIOD
                                                      SEPTEMBER 1, 2004
                               FOR THE YEAR ENDED          THROUGH         FOR THE YEAR ENDED
                               DECEMBER 31, 2005     DECEMBER 31, 2004 1    AUGUST 31, 2004
                               --------------------------------------------------------------
Shares sold                        1,642,152                 244,637               887,034
Shares issued in reinvestment
  of dividends                       373,726                 193,270               400,254
Shares redeemed                   (2,610,905)               (598,311)           (2,300,558)
                               -------------           -------------         -------------
Net decrease                        (595,027)               (160,404)           (1,013,270)
                               =============           =============         =============



                                                    GLOBAL HIGH YIELD FUND
                               --------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
                               --------------------------------------------------------------
                                                       FOR THE PERIOD
                                                      SEPTEMBER 1, 2004
                               FOR THE YEAR ENDED          THROUGH         FOR THE YEAR ENDED
                               DECEMBER 31, 2005     DECEMBER 31, 2004 1    AUGUST 31, 2004
                               --------------------------------------------------------------
Shares sold                        1,013,992                 121,306             1,547,730
Shares issued in reinvestment
  of dividends                       264,279                 175,211               381,556
Shares redeemed                   (1,615,317)               (170,937)           (1,385,899)
                               -------------           -------------         -------------
Net increase (decrease)             (337,046)                125,580               543,387
                               =============           =============         =============


--------------------------------------------------------------------------------

1     The Funds changed their fiscal year end from August 31 to December 31.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                          NUMBER OF        APPROXIMATE PERCENTAGE
                         SHAREHOLDERS      OF OUTSTANDING SHARES
                         ------------      ----------------------
      Fixed Income             2                     93%
      Global High Yield        1                     83%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the year ended December 31, 2005, the period ended December 31, 2004, and the year ended August 31, 2004 by the Funds were as follows:

                                              ORDINARY INCOME
                          ------------------------------------------------------
      FUND                DECEMBER 31, 2005  DECEMBER 31, 2004   AUGUST 31, 2004
      -----------------   -----------------  -----------------   ---------------
      Fixed Income           $5,579,893          $2,922,597        $5,966,305
      Global High Yield       2,741,727           1,864,690         3,876,496

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales, income from defaulted bonds, deferral of post-October losses and mark to market on forwards and futures contracts.

      At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                            FIXED INCOME      GLOBAL HIGH YIELD
                                            -------------     -----------------
      Undistributed net investment income   $      41,518     $              --
      Accumulated net realized loss           (32,826,063)          (45,669,334)
      Unrealized depreciation                    (975,809)           (2,010,880)
      Deferral of post-October losses            (296,820)           (1,066,861)
                                            -------------     -----------------
                                            $ (34,057,174)    $     (48,747,075)
                                            =============     =================

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At December 31, 2005, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:


                                                EXPIRES DECEMBER 31,
                    ---------------------------------------------------------------------------
FUND                  2006      2007       2009        2010        2011       2012       2013
-----------------   --------  ---------  ---------  -----------  ---------  ---------  --------
Fixed Income         $    --  $      --  $      --  $32,280,569  $      --  $      --  $545,494
Global High Yield    341,638  1,857,162  9,989,083   24,516,347  5,397,886  2,626,651   940,567


      It is uncertain whether the Funds will be able to realize the full benefit of these losses prior to expiration.

      Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Funds will be unable to realize the benefit from these losses if it cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax period ended December 31, 2005, the Funds elected to defer net losses arising between November 1, 2005 and December 31, 2005 as follows:

                    FUND                                      CAPITAL
                    -----------------                        ---------
                    Fixed Income                             $ 296,820
                    Global High Yield                        1,066,861

      As of December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows:


                                             GROSS
                          IDENTIFIED       UNREALIZED     GROSS UNREALIZED    NET UNREALIZED
    FUND                     COST         APPRECIATION     (DEPRECIATION)      DEPRECIATION
    -----------------    -------------    ------------    ----------------    --------------
    Fixed Income         $ 141,329,999    $    409,237    $     (1,302,779)   $     (893,542)
    Global High Yield       38,524,830         862,801          (2,873,681)       (2,010,880)


      At December 31, 2005, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydown gains and losses, income from defaulted bonds, security litigation, distribution in excess and foreign currency transactions. Net assets were not affected by these reclassifications:

                                          INCREASE (DECREASE)
                         ------------------------------------------------------
                                                                ACCUMULATED NET
                                                                 REALIZED GAIN
                         PAID-IN       UNDISTRIBUTED NET           (LOSS) ON
    FUND                 CAPITAL    INVESTMENT INCOME (LOSS)      INVESTMENTS
    ------------------   -------    ------------------------    ---------------
    Fixed Income         $    --            $502,320              $(502,320)
    Global High Yield    (46,644)            774,119               (727,475)

NOTE 8. CONTINGENCIES

      In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Institutional Fixed Income Fund, Inc. and
Credit Suisse Global High Yield Fund, Inc.:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fixed Income Fund, Inc. and Credit Suisse Global High Yield Fund, Inc., (hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE INSTITUTIONAL FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                            NUMBER OF
                                              TERM                                          PORTFOLIOS
                                              OF OFFICE 1                                   IN
                                              AND                                           FUND
                              POSITION(S)     LENGTH         PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 FUND            SERVED         PAST FIVE YEARS                DIRECTOR         HELD BY DIRECTOR
-------------------------     -----------     ------------   --------------------------     -----------      -------------------
INDEPENDENT DIRECTORS

Enrique Arzac                 Director,       Since          Professor of Finance               47           Director of The
c/o Credit Suisse Asset       Nominating      2005           and Economics, Graduate                         Adams Express
Management, LLC               Committee                      School of Business,                             (a closed-end
Attn: General Counsel         Member                         Columbia University                             investment
466 Lexington Avenue          and Audit                      since 1971                                      company); Director
New York, New York            Committee                                                                      of Petroleum
10017-3140                    Chairman                                                                       and Resources
                                                                                                             Corporation
Date of Birth: 10/02/41                                                                                      (a closed-end
                                                                                                             investment company)

Richard H. Francis            Director,       Since          Currently retired                  41           None
c/o Credit Suisse Asset       Nominating      1999
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Director,       Since          The Juan Trippe                    40           Director of Aetna,
Box 208200                    Nominating      1998 2         Professor in the Practice                       Inc. (insurance
New Haven, Connecticut        and Audit                      of International Trade,                         company); Director
06520-8200                    Committee                      Finance and Business                            of CarMax Group
                              Member                         from July 2005 to present;                      (used car dealers)
Date of Birth: 10/29/46                                      Partner and Chairman of
                                                             Garten Rothkopf
                                                             (consulting firm) from
                                                             October 2005 to present;
                                                             Dean of Yale School of
                                                             Management from
                                                             November 1995 to
                                                             June 2005

Peter F. Krogh                Director,       Since          Dean Emeritus and                  40           Director of
301 ICC                       Nominating      2001           Distinguished Professor                         Carlisle Companies
Georgetown University         and Audit                      of International Affairs                        Incorporated
Washington, DC 20057          Committee                      at the Edmund A. Walsh                          (diversified
                              Member                         School of Foreign Service,                      manufacturing
Date of Birth: 02/11/37                                      Georgetown University                           company)
                                                             from June 1995 to present


_______________

1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director of the Funds on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE INSTITUTIONAL FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                            NUMBER OF
                                              TERM                                          PORTFOLIOS
                                              OF OFFICE 1                                   IN
                                              AND                                           FUND
                              POSITION(S)     LENGTH         PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 FUND            SERVED         PAST FIVE YEARS                DIRECTOR         HELD BY DIRECTOR
-------------------------     -----------     ------------   --------------------------     -----------      -------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.          Director,       Since          Currently retired                  42           Director of
c/o Credit Suisse Asset       Nominating      1999                                                           Education
Management, LLC               and Audit                                                                      Management Corp.
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of     Director       Partner of Lehigh Court,           46           Director of Presstek,
Lehigh Court, LLC             the Board       Since          LLC and RZ Capital                              Inc. (digital imaging
40 East 52nd Street           of Directors,   1999           (private investment firms)                      technologies
New York, New York            Nominating      and            from July 2002 to present;                      company); Director
10022                         Committee       Chairman       Transition Adviser to                           of Wood Resources,
                              Chairman        since          SunGard Securities Finance,                     LLC. (plywood
Date of Birth: 07/10/48       and Audit      2005            Inc. from February 2002                         manufacturing
                              Committee                      to July 2002; President of                      company)
                              Member                         SunGard Securities Finance,
                                                             Inc. from 2001 to February
                                                             2002; President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from 1997 to 2001

INTERESTED DIRECTOR

Michael E. Kenneally  3,4     Director        Since          Chairman and Global                40           None
c/o Credit Suisse Asset                       2004           Chief Executive Officer
Management, LLC                                              of Credit Suisse from
Attn: General Counsel                                        March 2003 to July 2005;
466 Lexington Avenue                                         Chairman and Chief
New York, New York                                           Investment Officer of
10017-3140                                                   Banc of America Capital
                                                             Management from 1998
Date of Birth: 03/30/54                                      to March 2003


______________

3 Mr. Kenneally is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Funds. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE INSTITUTIONAL FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                              TERM
                                              OF OFFICE 1
                                              AND
                              POSITION(S)     LENGTH
NAME, ADDRESS AND             HELD WITH       OF TIME
DATE OF BIRTH                 FUND            SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------     -----------     ------------   ---------------------------------------------
OFFICERS

Steven B. Plump 4             Chief           Since          Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive       2005           predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief           Since          Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial       1999           Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                    Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief           Since          Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance      2004           Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                        and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                         Associates from 1998 to June 2000; Officer of
New York, New York                                           other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief           Since          Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal           2004           Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                        since September 2004; Senior Associate of Shearman
466 Lexington Avenue                                         & Sterling LLP from September 2000 to September
New York, New York                                           2004; Senior Counsel of the SEC Division of Investment
10017-3140                                                   Management from June 1997 to September 2000;
                                                             Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice            Since          Director and Legal Counsel of Credit Suisse; Associated
Credit Suisse Asset           President       2004           with Credit Suisse since July 2003; Associated with the
Management, LLC               and                            law firm of Willkie Farr & Gallagher LLP from
466 Lexington Avenue          Secretary                      1998 to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant       Since          Vice President of Credit Suisse; Associated with
Credit Suisse Asset           Treasurer       2002           Credit Suisse since 1998; Officer of other Credit
Management, LLC                                              Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


______________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Funds. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8974.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Directors of the Institutional Fixed Income Fund, including the Independent Directors, considered the following factors with respect to the Fund:

      INVESTMENT ADVISORY FEE RATE

      The Board reviewed and considered the contractual advisory fee rate of 0.375% for the Institutional Fixed Income Fund (a "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) of 0.16% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV and its record of compliance with the federal securities laws. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, both junior and senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      FUND PERFORMANCE

      The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the Expense Group and the Expense Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

      The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received, analyzed and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of its relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o The Contractual Advisory Fee and Net Advisory Fee, which were below the median of the Fund's Expense Group, were considered reasonable.

      o the Fund's one-, two- and three-year performance was above the median of the Fund's Performance Group and Performance Universe, and superior to the index of comparable funds compiled by Lipper, while the Fund's four- and five-year performance record was below the Performance Group and Performance Universe. The Fund's ten-year performance was above the median for the Performance Universe and slightly below the index of comparable funds. The Board noted that Credit Suisse is in the process of addressing performance issues.

      o The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

      o In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

      o In light of the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Directors of the Global High Yield Fund, including the Independent Directors, considered the following factors with respect to the Fund:

      INVESTMENT ADVISORY FEE RATE

      The Board reviewed and considered the contractual advisory fee rate of 0.70% for the Global High Yield Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered that Credit Suisse had waived the entire advisory fee for the Fund's most recent fiscal year (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV and its record of compliance with the federal securities laws. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, both junior and senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      FUND PERFORMANCE

      The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the Performance Group and the Performance Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received, analyzed and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of its relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o Although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that Credit Suisse waived its entire fee for the one-year period ended December 31, 2005 and that the actual expense ratio of the Fund was lower than the median of its Peer Group.

      o the Fund's one-, two- and three-year performance was stronger than the median of its Performance Group and Performance Universe and superior to the index of comparable funds compiled by Lipper. The Fund's four-year performance was at the median of its Performance Group and superior to the median of its Performance Universe and the index of comparable funds. While the Fund's five-year performance record was below that of the median of its Performance Group, it was superior to the index and slightly higher than the median of its Performance Universe, and the Fund's ten-year performance was higher than the median of its Performance Universe and the index. The Board noted the improvements in performance.

      o The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

      o In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

      o In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE INSTITUTIONAL FUNDS
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

 IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Funds' investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is as follows:

      FUND                                                   AMOUNT
      -----                                                  ------

      Fixed Income                                            0.44%
      Global High Yield                                       1.64%

      For the fiscal year ended December 31, 2005, the Funds designated approximate amounts listed below, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

      FUND                                                   AMOUNT
      -----                                                 -------

      Fixed Income                                          $23,835
      Global High Yield                                      44,308

CREDIT SUISSE INSTITUTIONAL FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Funds voted proxies related to their portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Funds' website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Funds file a complete schedule of their portfolio holdings for the first and third quarters of their fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.    INSTFIX-AR-1205


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ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $15,301                                $18,599
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees(1)                    $1,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees(2)                              $1,327                                 $2,443
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $18,128                                $24,192
---------------------------------------- -------------------------------------- --------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's third quarter 2004 Form N-Q filing ($1,500) and the registrant's semi-annual financial statements ($3,150) for 2005.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2004 and December 31, 2005.

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
---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Credit Suisse or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2004 and December 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2004 and December 31, 2005 were $2,827 and $5,593, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

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Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

                  /s/ Steven B. Plump
                  ----------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  March 8, 2006